united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 5/31/17

Item 1. Schedule of Investments.

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCK - 93.6%
	AIRLINES - 4.7%
17,700	Delta Air Lines, Inc.	$869,601

	BANKS - 5.4%
6,600	State Street Corp.	537,636
2,625	SVB Financial Group *	447,562
		985,198
	BIOTECHNOLOGY - 6.8%
7,725	Celgene Corp. *	883,817
5,725	Gilead Sciences, Inc.	371,495
		1,255,312
	CHEMICALS - 3.3%
9,700	Dow Chemical Co.	601,012

	COMMERCIAL SERVICES - 4.4%
18,500	AerCap Holdings NV *	814,370

	COMPUTERS - 3.3%
8,950	Cognizant Technology Solutions Corp.	598,844

	DISTRIBUTION/WHOLESALE - 5.8%
14,800	HD Supply Holdings, Inc. *	597,180
14,775	LKQ Corp *	465,265
		1,062,445
	DIVERSIFIED FINANCIAL SERVICES - 6.5%
9,675	Discover Financial Services	567,923
23,100	Synchrony Financial	620,235
		1,188,158
	ENVIRONMENTAL CONTROL - 2.0%
24,338	Covanta Holding Corp. +	358,986

	HOME BUILDERS - 3.6%
12,925	Lennar Corp.	663,182

	HOME FURNISHINGS - 2.0%
8,100	Tempur Sealy International, Inc. *+	376,164

	INSURANCE - 6.8%
4,313	Chubb Ltd.	617,578
12,625	MetLife, Inc.	638,699
		1,256,277
	LEISURE TIME - 3.1%
5,100	Royal Caribbean Cruises Ltd.	561,918

	OIL & GAS - 6.8%
7,775	Anadarko Petroleum Corp.	392,871
10,450	EQT Corp.	577,572
4,625	Occidental Petroleum Corp.	272,551
		1,242,994
	PACKAGING & CONTAINERS - 1.1%
3,350	Berry Plastics Group, Inc. *	194,267

	PHARMACEUTICALS - 8.4%
3,200	Allergan PLC	716,000
4,825	Shire PLC - ADR	833,374
		1,549,374

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 93.6% (Continued)
	REAL ESTATE - 3.6%
21,850	Realogy Holdings Corp.	$665,551

	REIT - 4.8%
24,058	Gaming and Leisure Properties, Inc.	883,169

	RETAIL - 4.0%
4,200	CVS Health Corp.	322,686
5,525	Dollar General Corp.	405,480
		728,166
	TELECOMMUNICATIONS - 7.2%
27,725	ARRIS International PLC *	777,409
14,550	CommScope Holding Co., Inc. *	538,204
		1,315,613

	TOTAL COMMON STOCK (Cost - $16,990,908)	17,170,601

	SHORT-TERM INVESTMENTS - 7.0%
1,290,233	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $1,290,233)	1,290,233

Principal
	COLLATERAL FOR SECURITIES LOANED - 3.8%
	REPURCHASE AGREEMENTS - 3.8%
$703,640	Daiwa Capital Markets America Repo, 0.85%, due 06/01/17 with a full maturity value of $716,283
	(Collateralized by $328,722 Fannie Mae, 1.863% to 6.500% due 6/1/18 to 12/1/51, aggregate market value plus accrued interest $329,630; collateralized by $4,006 Federal Farm Credit Bank, 0.930% to 2.590% due 4/13/18 to 5/30/24, aggregate market value plus accrued interest $4,008; collateralized by $7,521 Federal Home Loan Bank, 1.875% to 2.700% due 4/27/23 to 9/19/36, aggregate market value plus accrued interest $7,569; collateralized by $106,646 Freddie Mac, 1.776% to 6.500% due 7/1/20 to 6/1/47, aggregate market value plus accrued interest $106,942; collateralized by $269,228 Ginnie Mae, 2.500% to 6.000%, due 11/20/31 to 5/20/47, aggregate market value plus accrued interest $269,944; and collateralized by $115 U.S. Treasury Bonds and Notes, 0.000% to 2.625%, due 6/8/17 to 9/9/49, aggregate market value plus accrued interest $115)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $703,640)	703,640

	TOTAL INVESTMENTS - 104.4% (Cost - $18,984,781) (a)	$19,164,474

	OTHER ASSETS AND LIABILITIES - (4.4)%	(817,776)

	NET ASSETS - 100.0%	$18,346,698

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depository Receipt

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $19,110,760 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,373,790
Unrealized depreciation:	(1,320,076)
Net unrealized appreciation:	$53,714

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCK - 98.8%
	AEROSPACE/DEFENSE - 1.7%
12,030	Spirit AeroSystems Holdings, Inc. - Cl. A	$655,515

	AUTO PARTS & EQUIPMENT - 2.3%
5,670	Lear Corp.	845,057

	BEVERAGES - 2.0%
8,240	Dr. Pepper Snapple Group, Inc.	764,754

	BIOTECHNOLOGY - 3.9%
5,170	Amgen, Inc.	802,591
6,000	Celgene Corp. *	686,460
		1,489,051
	CHEMICALS - 2.9%
2,290	EI du Pont de Nemours & Co.	180,727
2,390	LyondellBasell Industries NV	192,443
1,890	Monsanto Co.	221,924
1,990	PPG Industries, Inc.	211,656
2,190	Praxair, Inc.	289,715
		1,096,465
	COMMERCIAL SERVICES - 6.4%
18,800	PayPal Holdings Inc *	981,548
6,090	United Rentals, Inc. *	662,166
12,430	Vantiv, Inc. - Cl. A *	779,610
		2,423,324
	COMPUTERS - 4.5%
11,040	Apple, Inc.	1,686,470

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
4,600	Ameriprise Financial	555,634

	FOOD - 6.1%
17,210	ConAgra Foods, Inc.	663,273
6,900	Hershey Co/The	795,363
15,210	Sysco Corp.	829,858
		2,288,494
	HEALTHCARE-PRODUCTS - 10.4%
5,560	Align Technology, Inc. *	807,312
13,810	Baxter International, Inc.	819,071
18,680	Hologic, Inc. *	809,031
4,760	IDEXX Laboratories, Inc. *	801,536
3,500	Teleflex Inc	700,070
		3,937,020
	Insurance - 2.1%
18,900	Progressive Corp.	801,927

	INTERNET - 12.2%
517	Alphabet, Inc. *	498,833
513	Alphabet, Inc. - Cl. A *	506,377
1,029	Amazon.com, Inc. *	1,023,464
12,353	Facebook, Inc. - Cl. A *	1,870,985
8,000	VeriSign Inc *+	721,280
		4,620,939

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 98.8% (Continued)
	LODGING - 0.5%
1,600	Wynn Resorts Ltd	$205,920

	MACHINERY-DIVERSIFIED - 2.3%
17,590	BWX Technologies, Inc.	854,874

	MEDIA - 2.6%
12,480	Dish Network Corp. *	795,850
1,700	Walt Disney Co.	183,498
		979,348
	MISCELLANEOUS MANUFACTURING - 3.7%
14,820	AO Smith Corp.	813,173
4,170	Illinois Tool Works, Inc.	588,887
		1,402,060
	PHARMACEUTICALS - 1.2%
7,450	Express Scripts Holding Co. *	445,138

	REITS - 2.2%
1,890	American Tower Corp	247,949
1,190	Crown Castle International Corp.	120,964
300	Equinix, Inc.	132,303
600	Public Storage	129,210
1,190	Simon Property Group, Inc.	183,558
		813,984
	RETAIL - 11.3%
4,200	Domino’s Pizza Inc	889,224
8,940	Home Depot, Inc.	1,372,379
8,550	McDonald’s Corp.	1,290,110
11,200	Ross Stores, Inc.	715,904
		4,267,617
	SHIPBUILDING - 1.9%
3,690	Huntington Ingalls Industries, Inc.	722,539

	SOFTWARE - 10.1%
7,550	Adobe Systems, Inc. *	1,071,043
8,200	Citrix Systems, Inc. *	676,828
12,843	Microsoft Corp.	896,955
5,700	Splunk Inc *	349,068
8,450	Vmware Inc *+	820,918
		3,814,812
	TELECOMMUNICATIONS - 4.9%
18,400	CommScope Holding Co., Inc. *	680,616
9,150	Motorola Solutions, Inc.	764,666
5,970	T-Mobile US, Inc. *	402,497
		1,847,779
	TOYS/GAMES/HOBBIES - 2.1%
7,600	Hasbro, Inc.	799,976

	TOTAL COMMON STOCK (Cost - $31,669,912)	37,318,697

	SHORT-TERM INVESTMENTS - 0.5%
174,788	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $174,788)	174,788

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Principal		Value
	COLLATERAL FOR SECURITIES LOANED - 2.4%
	REPURCHASE AGREEMENTS - 0.6%
$234,334	Daiwa Capital Markets America Repo, 0.85%, due 06/01/17 with a full maturity value of $238,700
(Collateralized by $109,553 Fannie Mae, 1.863% to 6.500% due 6/1/18 to 12/1/51, aggregate market value plus accrued interest $109,855; collateralized by $1,335 Federal Farm Credit Bank, 0.930% to 2.590% due 4/13/18 to 5/30/24, aggregate market value plus accrued interest $1,336; collateralized by $2,507 Federal Home Loan Bank, 1.875% to 2.700% due 4/27/23 to 9/19/36, aggregate market value plus accrued interest $2,522;collateralized by $35,542 Freddie Mac, 1.776% to 6.500% due 7/1/20 to 6/1/47, aggregate market value plus accrued interest $35,640; collateralized by $89,725 Ginnie Mae, 2.500% to 6.000%, due 11/20/31 to 5/20/47, aggregate market value plus accrued interest $89,964; and collateralized by $38 U.S. Treasury Bonds and Notes, 0.000% to 2.625%, due 6/8/17 to 9/9/49, aggregate market value plus accrued interest $38)
	(Cost - $234,334)	$234,334

	U.S. GOVERNMENT - 1.8%
143,445	U.S. Treasury Bonds, 2.875%-5.250%, 2/15/29-2/15/47	164,219
130,436	U.S. Treasury Inflation Indexed Notes, 0.125%-2.375%, 4/15/18-2/15/46	139,219
390,162	U.S. Treasury Notes, 0.625%-4.250%, 6/30/17-5/15/25	391,799
	(Cost - $695,237)	$695,237

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $929,571)	$929,571

	TOTAL INVESTMENTS - 101.7% (Cost - $33,774,271) (a)	$38,423,056

	OTHER ASSETS AND LIABILITIES - (1.7)%	(636,589)

	NET ASSETS - 100.0%	$37,786,467

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $32,792,520 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,114,474
Unrealized depreciation:	(483,938)
Net unrealized appreciation:	$5,630,536

SCHEDULES OF INVESTMENTS
SARATOGA MID CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCK - 97.0%
	ADVERTISING - 1.6%
9,000	Interpublic Group of Cos., Inc.	$224,370

	BANKS - 4.5%
4,125	Chemical Financial Corp.	185,501
12,125	Huntington Bancshares, Inc.	152,047
6,250	PacWest Bancorp	291,687
		629,235
	BUILDING MATERIALS - 1.7%
6,100	Caesar Stone SDot-Yam Ltd. *	229,055

	CHEMICALS - 1.4%
5,250	PolyOne Corp.	196,035

	COMMERCIAL SERVICES - 6.9%
3,450	Global Payments, Inc.	316,054
3,175	Grand Canyon Education, Inc. *	248,920
4,150	KAR Auction Services, Inc.	180,816
5,475	ServiceMaster Global Holdings, Inc. *	206,955
		952,745
	COMPUTERS - 5.5%
1,925	CACI International, Inc. - Cl. A *	236,967
2,275	Check Point Software Technologies Ltd. * +	254,914
7,050	NCR Corp. *	271,637
		763,518
	DISTRIBUTION/WHOLESALE - 1.5%
5,300	HD Supply Holdings, Inc. *	213,855

	DIVERSIFIED FINANCIAL SERVICES - 5.9%
825	Alliance Data Systems Corp.	198,932
2,650	Nasdaq, Inc.	179,273
4,225	SEI Investments Co.	211,630
8,450	Synchrony Financial	226,883
		816,718
	ELECTRIC - 1.0%
6,475	Atlantica Yield PLC	135,263

	ELECTRICAL COMPONENTS & EQUIPMENTS - 1.3%
1,550	Hubbell, Inc.	179,661

	FOOD SERVICES - 2.1%
7,825	Aramark	291,560

	HAND/MACHINE TOOLS - 3.6%
14,300	Milacron Holdings Corp. *	248,677
1,550	Snap-on, Inc.	250,573
		499,250
	HEALTHCARE-PRODUCTS - 1.3%
5,550	VWR Corp. *	183,483

	HEALTHCARE-SERVICES - 4.0%
2,800	Centene Corp. *	203,364
3,800	Envision Healthcare Corp.	207,518
1,705	Quintiles IMS Holdings, Inc. * +	147,380
		558,262

SCHEDULES OF INVESTMENTS
SARATOGA MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 97.0% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 1.6%
2,600	Avery Dennison Corp.	$219,076

	HOUSEWARES - 2.1%
5,626	Newell Brands, Inc.	297,897

	INSURANCE - 10.2%
7,175	Arthur J Gallagher & Co.	407,038
4,700	Athene Holding Ltd. *	231,616
6,300	First American Financial Corp.	274,176
4,150	Hartford Financial Services Group, Inc.	204,969
2,400	Reinsurance Group of America, Inc.	298,824
		1,416,623
	INTERNET - 1.1%
4,300	RingCentral, Inc. - Cl. A *	146,630

	INVESTMENT COMPANIES - 2.7%
22,746	Ares Capital Corp. +	378,721

	IRON/STEEL - 1.7%
3,300	Reliance Steel & Aluminum Co.	240,735

	LEISURE TIME - 1.2%
3,100	Brunswick Corp.	171,306

	MEDIA - 1.0%
2,400	Nexstar Media Group, Inc.	137,280

	MINING - 1.3%
27,500	Constellium NV - Cl. A *	185,625

	MISCELLANEOUS MANUFACTURING - 2.0%
4,175	Pentair PLC	276,468

	OIL & GAS - 4.5%
5,725	Continental Resources, Inc. * +	215,260
15,925	QEP Resources, Inc. *	159,250
22,925	WPX Energy, Inc. *	248,048
		622,558
	OIL & GAS SERVICES - 1.8%
1,850	Baker Hughes, Inc.	102,028
8,625	Forum Energy Technologies * +	140,156
		242,184
	PACKAGING & CONTAINERS - 3.7%
5,150	Crown Holdings, Inc. *	297,361
2,050	Packaging Corp. of America	209,428
		506,789
	PHARMACEUTICALS - 2.5%
6,950	Catalent, Inc. *	246,933
7,250	Endo International PLC *	95,555
		342,488
	REITS - 3.8%
2,950	CyrusOne, Inc. +	165,967
22,575	New Residential Investment Corp.	363,232
		529,199

SCHEDULES OF INVESTMENTS
SARATOGA MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 97.0% (Continued)
	RETAIL - 2.1%
1,850	PVH Corp.	$196,007
1,850	Signet Jewelers Ltd. +	88,985
		284,992
	SAVINGS & LOANS - 2.1%
22,425	Investors Bancorp, Inc.	296,683

	SEMICONDUCTORS - 1.1%
4,775	Micron Technology, Inc. *	146,927

	SOFTWARE - 3.9%
4,850	Fidelity National Information Services, Inc.	416,469
975	Fiserv, Inc. *	122,148
		538,617
	TELECOMMUNICATIONS - 1.7%
6,525	CommScope Holding Co., Inc. *	241,360

	TEXTILES - 2.6%
1,500	Mohawk Industries, Inc. *	358,950

	TOTAL COMMON STOCK (Cost - $10,632,846)	13,454,118

	EXCHANGE TRADED FUND - 2.2%
	EQUITY FUND - 2.2%
3,700	iShares Russell Mid-Cap Value ETF
	(Cost - $303,144)	306,582

	SHORT-TERM INVESTMENTS - 2.0%
279,349	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $279,349)	279,349

Principal
	COLLATERAL FOR SECURITIES LOANED - 8.2%
	REPURCHASE AGREEMENTS - 3.6%
$498,090	Daiwa Capital Markets America Repo, 0.85%, due 06/01/17 with a full maturity value of $506,925
(Collateralized by $232,656 Fannie Mae, 1.860% to 6.500% due 6/1/18 to 12/1/51, aggregate market value plus accrued interest $233,299; collateralized by $2,836 Federal Farm Credit Bank, 0.930% to 2.590% due 4/13/18 to 5/30/24, aggregate market value plus accrued interest $2,837; collateralized by $5,323 Federal Home Loan Bank, 1.880% to 2.700% due 4/27/23 to 9/19/36, aggregate market value plus accrued interest $5,357; collateralized by $74,480 Freddie Mac, 1.780% to 6.500% due 7/1/20 to 6/1/47, aggregate market value plus accrued interest $75,689; collateralized by $190,549 Ginnie Mae, 2.500% to 6.000%, due 11/20/31 to 5/20/47, aggregate market value plus accrued interest $191,056; and collateralized by $81 U.S. Treasury Bonds and Notes, 0.000% to 2.630%, due 6/8/17 to 9/9/49, aggregate market value plus accrued interest $81)
	(Cost - $498,090)	498,090

	U.S. GOVERNMENT - 4.6%
104,179	U.S. Treasury Bills, 0.000%, 6/15/17-10/19/17	103,989
135,461	U.S. Treasury Bonds, 2.875%-6.000%, 2/15/26-11/15/46	160,080
4,028	U.S. Treasury Inflation Indexed Bonds, 1.375%-2.375%, 1/15/25-2/15/44	5,678
6,521	U.S. Treasury Inflation Indexed Notes, 0.125%-2.125%, 1/15/19-1/15/25	7,066
360,737	U.S. Treasury Notes, 1.193%-4.250%, 10/31/17-2/15/26	364,043
	(Cost - $640,856)	640,856

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,138,946)	1,138,946

	TOTAL INVESTMENTS - 109.4% (Cost - $12,354,285) (a)	$15,178,995

	OTHER ASSETS AND LIABILITIES - (9.4)%	(1,306,941)

	NET ASSETS - 100.0%	$13,872,054

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $12,595,932 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,285,748
Unrealized depreciation:	(702,685)
Net unrealized appreciation:	$2,583,063

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCK - 100.3%
	AGRICULTURE - 0.7%
2,820	Limoneira Co.	$51,972

	AIRLINES - 0.7%
990	Hawaiian Holdings, Inc. *	49,599

	AUTO MANUFACTURERS - 0.8%
2,870	Wabash National Corp. +	57,371

	BANKS - 12.8%
2,210	1st Source Corp.	100,665
1,330	Bank of the Ozarks, Inc.	58,786
1,550	Bryn Mawr Bank Corp. +	63,318
2,870	CenterState Banks, Inc.	68,995
1,820	City Holding Co.	114,824
2,160	Fidelity Southern Corp.	46,202
12,490	First BanCorp *	64,823
3,590	First Midwest Bancorp, Inc.	79,554
1,330	Hancock Holding Co	61,446
830	Independent Bank Corp.	50,174
1,380	LegacyTexas Financial Group, Inc.	48,604
1,050	Pinnacle Financial Partners, Inc.	63,158
610	Texas Capital Bancshares Inc *	44,774
880	UMB Financial Corp.	61,626
		926,949
	BIOTECHNOLOGY - 1.4%
1,110	Ionis Pharmaceuticals, Inc. * +	50,827
1,330	Theravance Biopharma, Inc.* +	48,545
		99,372
	BUILDING MATERIALS - 2.9%
1,600	AAON, Inc.	57,880
2,870	Louisiana-Pacific Corp. *	63,944
1,220	Masonite International Corp. *	89,853
		211,677
	CHEMICALS - 1.8%
19,120	Codexis, Inc. *	76,480
660	Stepan Co.	55,849
		132,329
	COAL - 0.9%
7,520	SunCoke Energy, Inc. *	65,725

	COMMERCIAL SERVICES - 5.6%
4,590	CBIZ, Inc. *	69,309
1,440	Grand Canyon Education, Inc. *	112,896
720	Insperity, Inc.	54,324
7,680	Neff Corp. *	130,560
830	Nutrisystem, Inc.	43,202
		410,291

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 100.3% (Continued)
	COMPUTERS - 4.2%
1,820	Barracuda Networks, Inc. *	$39,894
6,020	Carbonite, Inc. * +	111,972
1,330	Mercury Systems, Inc. * +	52,894
1,330	Science Applications International Corp.	101,067
		305,827
	DISTRIBUTION/WHOLESALE - 1.6%
1,550	Anixter International, Inc. *	117,025

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
3,480	Aircastle Ltd.	75,968
330	Ellie Mae Inc *	36,155
1,330	Evercore Partners, Inc.	90,174
2,760	Greenhill & Co., Inc.	55,890
1,930	Stifel Financial Corp. *	82,276
		340,463
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
830	Littelfuse, Inc.	134,419

	ELECTRONICS - 8.3%
2,540	Applied Optoelectronics, Inc. * +	177,343
720	Coherent, Inc. *	178,668
830	Rogers Corp. *	88,154
2,100	Stoneridge, Inc. *	32,466
440	SYNNEX Corp.	48,954
770	Tech Data Corp *	74,667
		600,252
	ENGINEERING & CONSTRUCTION - 1.9%
2,380	Comfort Systems USA, Inc.	81,991
1,270	MasTec, Inc. *	53,848
		135,839
	ENTERTAINMENT - 3.6%
2,040	AMC Entertainment Holding, Inc.	45,900
830	Marriott Vacations Worldwide Corp.	96,712
550	Vail Resorts, Inc.	117,645
		260,257
	ENVIRONMENTAL CONTROL - 0.6%
2,930	Casella Waste Systems, Inc. *	41,079

	FOOD - 0.6%
390	Sanderson Farms, Inc.	46,293

	GAS - 1.1%
1,110	ONE Gas, Inc.	78,422

	HAND/MACHINE TOOLS - 1.1%
2,160	Kennametal, Inc.	83,095

	HEALTHCARE-PRODUCTS - 4.2%
1,050	Inogen, Inc. *	93,072
1,110	Masimo Corp. *	96,614
940	NuVasive, Inc. * +	70,528
1,930	Quidel Corp. *	47,903
		308,117
	HOME BUILDERS - 0.7%
1,544	MDC Holdings, Inc.	51,956

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 100.3% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 0.7%
4,420	ACCO Brands Corp. *	$50,167

	INSURANCE - 6.5%
2,930	American Equity Investment Life Holding Co.	73,426
1,380	Infinity Property & Casualty Corp.	132,135
3,320	Radian Group, Inc.	53,319
2,160	Selective Insurance Group, Inc.	110,376
2,930	Essent Group Ltd. *	106,271
		475,527
	INTERNET - 1.1%
940	Proofpoint, Inc. * +	80,840

	LODGING - 1.6%
2,430	ILG, Inc.	65,464
1,710	Monarch Casino & Resort, Inc. *	51,557
		117,021
	MACHINERY-DIVERSIFIED - 1.7%
1,600	Altra Industrial Motion Corp.	69,120
2,270	Gorman-Rupp Co.	54,639
		123,759
	MACHINERY-DIVERSIFIED - 2.5%
2,490	Liberty Media Corp. - Liberty Formula One - Cl. C *	82,917
3,040	Liberty Media Corp. - Liberty Formula One - Cl. A * +	96,976
		179,893
	MINING - 1.2%
6,080	Hecla Mining Co.	34,899
1,440	US Silica Holdings, Inc.	54,720
		89,619
	MISCELLANEOUS MANUFACTURING - 0.6%
500	John Bean Technologies Corp.	43,150

	OIL & GAS - 0.2%
8,290	Denbury Resources, Inc. * +	12,684

	PHARMACEUTICALS - 1.2%
1,220	PRA Health Sciences, Inc. *	88,145

	PIPELINES - 0.8%
1,820	SemGroup Corp.	56,420

	PRIVATE EQUITY - 0.6%
2,380	Kennedy-Wilson Holdings, Inc.	46,648

	REITS - 1.8%
170	Ashford Hospitality Prime, Inc.	1,635
1,715	GEO Group, Inc.	51,347
1,550	Getty Realty Corp	38,983
1,820	Government Properties Income Trust	39,312
		131,277

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 100.3% (Continued)
	RETAIL - 3.1%
1,160	Dave & Buster’s Entertainment, Inc. * +	$77,372
720	Jack in the Box, Inc.	76,737
1,880	Rush Enterprises Inc *	67,398
		221,507
	SAVINGS & LOANS - 0.5%
1,710	Sterling Bancorp	36,679

	SEMICONDUCTORS - 6.9%
4,370	Advanced Micro Devices, Inc. * +	48,900
2,980	Brooks Automation, Inc.	82,099
4,200	DSP Group, Inc. *	49,770
3,320	Entegris, Inc. *	82,004
1,440	MKS Instruments, Inc.	117,720
610	Monolithic Power Systems, Inc.	59,902
2,100	Nanometrics, Inc. *	58,380
		498,775
	SOFTWARE - 5.8%
2,710	Five9, Inc. *	60,894
1,220	Guidewire Software, Inc. *	81,032
770	j2 Global, Inc.	65,157
1,050	Medidata Solutions, Inc. *	74,739
1,270	SPS Commerce, Inc. *	73,863
830	Take-Two Interactive Software, Inc. * +	63,694
		419,379
	TELECOMMUNICATIONS - 1.5%
1,770	Finisar Corp. * +	43,648
610	LogMeIn, Inc.	67,710
		111,358

	TOTAL COMMON STOCK (Cost - $6,360,006)	7,291,177

	SHORT-TERM INVESTMENTS - 0.1%
8,461	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $8,461)	8,461

Principal
COLLATERAL FOR SECURITIES LOANED - 15.6%
REPURCHASE AGREEMENTS - 6.2%
$452,009	Daiwa Capital Markets America Repo, 0.85%, due 07/01/17 with a full maturity value of $460,125
(Collateralized by $211,178 Fannie Mae, 1.860% to 6.500% due 6/1/18 to 12/1/51, aggregate market value plus accrued interest $211,716; collateralized by $2,573 Federal Farm Credit Bank, 0.930% to 2.590% due 4/13/18 to 5/30/24, aggregate market value plus accrued interest $2,575; collateralized by $73,343 Freddie Mac, 1.780% to 6.500% due 7/1/20 to 6/1/47, aggregate market value plus accrued interest $73,564; collateralized by $172,957 Ginnie Mae, 2.500% to 6.000%, due 11/20/31 to 5/20/47, aggregate market value plus accrued interest $173,417; collateralized by $12 U.S. Treasury Bills, 0.000%, due 6/8/17 to 9/9/49, aggregate market value plus accrued interest $12; and collateralized by $62 U.S. Treasury Bonds and Notes, 0.380% to 2.630%, due 1/15/18 to 7/15/25, aggregate market value plus accrued interest $62)
	(Cost - $452,009)	452,009

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Principal		Value
	COLLATERAL FOR SECURITIES LOANED - 15.6% (Continued)
	U.S. GOVERNMENT - 9.4%
$106,172	U.S. Treasury Bills, 0.000%, 7/13/17-8/17/17	$106,013
33,523	U.S. Treasury Bonds, 2.250%-7.625%, 2/15/25-8/15/46	39,795
356	U.S. Treasury Bond Coupon Strip, 0.000%, 11/15/25	294
28,791	U.S. Treasury Inflation Indexed Bonds, 0.750%-1.750%, 1/15/28-2/15/45	28,987
24,983	U.S. Treasury Inflation Indexed Notes, 0.125%-0.625%, 4/15/18-1/15/26	26,283
475,993	U.S. Treasury Notes, 0.625%-4.000%, 7/31/17-8/15/25	480,098
	(Cost - $681,470)	681,470

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,133,479)	1,133,479

	TOTAL INVESTMENTS - 116.0% (Cost - $7,501,946) (a)	$8,433,117

	OTHER ASSETS AND LIABILITIES - (16.0)%	(1,162,596)

	NET ASSETS - 100.0%	$7,270,521

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,503,913 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,212,337
Unrealized depreciation:	(283,133)
Net unrealized appreciation:	$929,204

SCHEDULES OF INVESTMENTS
SARATOGA INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCK - 98.1%
	AUTO MANUFACTURERS - 1.8%
3,270	Honda Motor Co. Ltd.	$91,746

	AUTO PARTS & EQUIPMENT - 3.6%
310	Continental AG	69,117
1,330	Hella KGaA Hueck & Co.	67,615
2,200	NGK Insulators Ltd.	44,204
		180,936
	BANKS - 17.3%
1,590	Banca Generali SpA	45,936
1,280	Bancolombia SA - ADR	56,333
1,263	BNP Paribas SA	89,259
4,940	Credit Suisse Group AG	67,532
3,300	DBS Group Holdings Ltd.	48,764
11,240	Grupo Financiero Banorte SAB de CV	64,574
6,050	ICICI Bank Ltd. - ADR	60,016
106,550	Lloyds Banking Group PLC	97,174
46,200	Metropolitan Bank & Trust Co.	81,069
3,340	National Australia Bank Ltd.	74,678
3,020	Sumitomo Mitsui Trust Holdings, Inc.	102,157
4,090	UniCredit SpA *	71,729
		859,221
	BEVERAGES - 1.8%
2,130	Coca-Cola European Partne	87,415

	BUILDING MATERIALS - 3.9%
17,420	Boral Ltd.	88,791
2,160	LIXIL Group Corp.	52,603
16,000	Taiheiyo Cement Corp.	51,474
		192,868
	CHEMICALS - 4.1%
1,400	DIC Corp.	48,261
351	LG Chem Ltd.	94,636
475	Solvay SA	62,257
		205,154
	COMMERCIAL SERVICES - 0.9%
2,160	Intertrust NV	44,998

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
22,000	China Everbright Ltd	49,364
3,070	ORIX Corp.	48,521
		97,885
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.3%
12,550	Delta Electronics, Inc.	69,261
1,250	Schneider Electric SE	96,407
		165,668
	ELECTRONICS - 2.4%
1,600	Alps Electric Co. Ltd.	44,870
2,050	Koninklijke Philips NV	72,514
		117,384

SCHEDULES OF INVESTMENTS
SARATOGA INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 98.1% (Continued)
	ENGINEERING & CONSTRUCTION - 1.5%
53,500	China Railway Construction Corp. Ltd.	$73,428

	FOOD - 4.1%
3,310	Carrefour SA	86,536
11,500	Distribuidora Internacional de Alimentacion SA	70,911
1,460	METRO AG	48,978
		206,425
	HOLDING COMPANIES-DIVERSIFIED - 1.8%
6,930	CK Hutchison Holdings Ltd.	90,255

	HOME BUILDERS - 2.1%
6,130	Sekisui House Ltd.	105,316

	HOUSEHOLD PRODUCTS/WARES - 1.6%
19,510	Samsonite International SA	78,707

	INSURANCE - 2.2%
6,840	Assicurazioni Generali SpA	108,175

	LODGING - 3.4%
2,430	Accor SA	115,303
14,750	Star Entertainment Grp Ltd.	56,878
		172,181
	MEDIA - 1.1%
8,930	NOS SGPS SA	54,674

	METAL FABRICATE/HARDWARE - 3.8%
12,600	NTN Corp.	57,726
2,460	SKF AB	50,368
2,640	Tenaris SA - ADR	79,992
		188,086
	MINING - 3.6%
135	Korea Zinc Co. Ltd.	52,785
16,540	OZ Minerals Ltd	89,861
4,010	Tahoe Resources, Inc.	35,507
		178,153
	MULTI-NATIONAL - 1.0%
1,900	Banco Latinoamericano de Comercio Exterior	51,300

	OIL & GAS - 9.2%
68,000	PetroChina Co. Ltd	45,220
3,320	Royal Dutch Shell PLC	90,412
34,880	Santos Ltd. *	87,522
1,750	Sasol Ltd.	52,198
1,720	TOTAL SA	90,957
13,520	Whitecap Resources, Inc.	91,688
		457,997
	OIL & GAS SERVICES - 1.1%
2,410	ShawCor Ltd.	54,795

SCHEDULES OF INVESTMENTS
SARATOGA INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 98.1% (Continued)
	PHARMACEUTICALS - 7.3%
470	Bayer AG	$62,514
3,690	GlaxoSmithKline PLC	80,928
2,504	Grifols SA	53,836
386	Roche Holding AG	106,085
4,300	Santen Pharmaceutical Co. Ltd.	59,317
		362,680
	REAL ESTATE - 1.1%
18,000	China Resources Land Ltd.	52,849

	REIT - 1.0%
70	Japan Hotel REIT Investment Corp.	50,843

	RETAIL - 2.0%
1,850	Hennes & Mauritz AB	46,103
570	Pandora A/S	53,963
		100,066
	SOFTWARE - 2.4%
90	NetEase Inc - ADR	25,630
7,210	Playtech PLC	92,072
		117,702
	TELECOMMUNICATIONS - 5.6%
3,570	Orange SA	62,790
7,530	Telefonaktiebolaget LM Ericsson	54,990
3,090	Telenor ASA	51,290
12,620	VEON LTD - ADR	48,966
19,940	Vodafone Group PLC	59,664
		277,700
	TRANSPORTATION - 1.1%
1,530	Deutsche Post AG	56,004

	TOTAL COMMON STOCK (Cost - $4,538,166)	4,880,611

	SHORT-TERM INVESTMENTS - 0.5%
25,215	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $25,215)	25,215

	TOTAL INVESTMENTS - 98.6% (Cost - $4,563,381) (a)	$4,905,826

	OTHER ASSETS AND LIABILITIES - 1.4%	69,499

	NET ASSETS - 100.0%	$4,975,325

*	Non-income producing security.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depositary Receipt

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,677,528 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$463,587
Unrealized depreciation:	(235,289)
Net unrealized appreciation:	$228,298

SCHEDULES OF INVESTMENTS
SARATOGA HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCK - 98.1%
	BIOTECHNOLOGY - 14.8%
10,600	Amgen, Inc.	$1,645,544
3,170	Biogen, Inc. *	785,431
1,265	Bioverativ, Inc. *	69,689
5,650	Charles River Laboratories International, Inc. *	520,082
		3,020,746
	ELECTRONICS - 6.3%
7,150	Waters Corp. *	1,284,283

	HEALTHCARE-PRODUCTS - 8.8%
2,500	Becton Dickinson and Co.	473,075
2,590	CR Bard, Inc.	796,244
3,700	Halyard Health, Inc. *	132,978
1,296	Medtronic PLC	109,227
2,010	Stryker Corp.	287,349
		1,798,873
	HEALTHCARE-SERVICES - 23.6%
4,760	Aetna, Inc.	689,534
7,000	Anthem, Inc.	1,276,450
3,300	Cigna Corp.	532,059
12,500	DaVita, Inc. *	828,250
7,800	Quest Diagnostics, Inc.	848,406
3,600	UnitedHealth Group, Inc.	630,648
		4,805,347
	PHARMACEUTICALS - 43.4%
1,500	Bayer AG - ADR	199,125
14,150	Cardinal Health, Inc.	1,051,203
6,000	Eli Lilly & Co.	477,420
37,200	Endo International PLC *	490,296
14,000	Express Scripts Holding Co. *	836,500
20,500	GlaxoSmithKline PLC - ADR +	906,715
7,000	Johnson & Johnson	897,750
6,700	McKesson Corp.	1,092,703
5,100	Merck & Co., Inc.	332,061
6,000	Mylan NV *	233,880
27,120	Owens & Minor, Inc.	864,586
18,208	Sanofi - ADR	902,935
20,300	Teva Pharmaceutical Industries Ltd. - ADR +	565,558
		8,850,732
	SOFTWARE - 1.2%
3,300	CVS Health Corp.	253,539

	TOTAL COMMON STOCK (Cost - $14,028,017)	20,013,520

	SHORT-TERM INVESTMENTS - 0.5%
95,413	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $95,413)	95,413

SCHEDULES OF INVESTMENTS
SARATOGA HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Principal		Value
	COLLATERAL FOR SECURITIES LOANED - 7.2%
	REPURCHASE AGREEMENTS - 7.2%
$999,571	Daiwa Capital Markets America Repo, 0.85%, due 06/01/17 with a full maturity value of $1,017,202
(Collateralized by $466,852 Fannie Mae, 1.863% to 6.5000% due 6/1/18 to 12/1/51, aggregate market value plus accrued interest $468,141; collateralized by 5,689 Federal Farm Credit Bank, 0.930% to 2.590% due 4/13/18 to 5/30/24, aggregate market value plus accrued interest $5,692; collateralized by 10,682 Federal Home Loan Bank, 1.875% to 2.700% due 4/27/23 to 9/19/36, aggregate market value plus accrued interest $10,750; collateralized by 151,459 Freddie Mac, 1.776% to 6.500% due 7/1/20 to 6/1/47, aggregate market value plus accrued interest $151,879; collateralized by $382,357 Ginnie Mae, 2.500% to 6.000%, due 11/20/31 to 5/20/47, aggregate market value plus accrued interest $383,375; and collateralized by $163 U.S. Treasury Bonds and Notes, 0.000% to 2.625%, due 6/8/17 to 9/9/49, aggregate market value plus accrued interest $163)
	(Cost - $999,571)	$999,571

476,321	Nomura Securities International Repo, 0.82%, due 06/01/17 with a full maturity value of $484,722
(Collateralized by $172,059 Fannie Mae, 0.000% to 9.5000% due 6/25/17 to 6/1/47, aggregate market value plus accrued interest $172,556; collateralized by 25,029 Federal Farm Credit Bank, 0.000% to 5.700% due 6/1/17 to 8/3/37, aggregate market value plus accrued interest $25,090; collateralized by 75,892 Federal Home Loan Bank, 0.000% to 2.250% due 7/3/17 to 11/16/26, aggregate market value plus accrued interest $76,049; collateralized by 116,245 Freddie Mac, 0.000% to 9.500% due 10/1/17 to 6/1/47, aggregate market value plus accrued interest $116,518; collateralized by $93,173 Ginnie Mae, 2.650% to 9.000%, due 11/15/19 to 5/20/67, aggregate market value plus accrued interest $93,445; and collateralized by $2,324 U.S. Treasury Bonds and Notes, 1.375% to 2.000%, due 6/30/23 to 1/15/28, aggregate market value plus accrued interest $2,344)
	(Cost - $476,321)	476,321

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,475,892)	$1,475,892

	TOTAL INVESTMENTS - 105.8% (Cost - $15,599,322) (a)	$21,584,825

	OTHER ASSETS AND LIABILITIES - (5.8)%	(1,184,841)

	NET ASSETS - 100.0%	$20,399,984

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depository Receipt.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,617,193 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,929,817
Unrealized depreciation:	(962,185)
Net unrealized appreciation:	$5,967,632

SCHEDULES OF INVESTMENTS
SARATOGA TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCK - 98.1%
	COMMERCIAL SERVICES - 2.2%
18,400	Total System Services, Inc.	$1,095,720

	COMPUTERS - 23.2%
6,020	Accenture PLC - Cl. A	749,309
27,620	Amdocs Ltd.	1,789,224
19,219	Apple, Inc.	2,935,895
15,890	Check Point Software Technologies Ltd. * +	1,780,475
11,920	Cognizant Technology Solutions Corp. - Cl. A	797,567
25,700	CSRA, Inc.	775,112
4,941	Dell Technologies, Inc. - Cl. V *	342,856
4,610	International Business Machines Corp.	703,624
23,600	NetApp, Inc.	955,564
22,000	Seagate Technology PLC	958,540
		11,788,166
	DIVERSIFIED FINANCIAL SERVICES - 5.3%
5,400	Alliance Data Systems Corp.	1,302,102
4,139	MasterCard, Inc. - Cl. A	508,600
9,502	Visa, Inc. - Cl. A	904,875
		2,715,577
	ELECTRONICS - 4.0%
81,000	Flextronics International Ltd. *	1,398,060
16,000	Keysight Technologies Inc *	618,240
		2,016,300
	INTERNET - 24.4%
2,921	Alphabet, Inc. *	2,818,356
2,386	Alphabet, Inc. - Cl. A *	2,355,197
2,340	Amazon.com, Inc. *	2,327,411
38,900	eBay, Inc. *	1,334,270
16,019	Facebook, Inc. - Cl. A *	2,426,238
38,200	Symantec Corp.	1,157,842
		12,419,314
	SEMICONDUCTORS - 15.1%
40,900	Intel Corp.	1,476,899
16,920	KLA-Tencor Corp.	1,759,680
24,260	QUALCOMM, Inc.	1,389,370
8,400	Skyworks Solutions, Inc.	894,012
32,630	Xilinx, Inc.	2,176,747
		7,696,708
	SOFTWARE - 16.5%
35,100	CA, Inc.	1,115,127
28,811	Microsoft Corp.	2,012,160
51,276	Oracle Corp.	2,327,418
6,020	salesforce.com, Inc. *	539,633
16,000	Synopsys Inc *	1,197,920
12,500	VMware, Inc. + *	1,214,375
		8,406,633

SCHEDULES OF INVESTMENTS
SARATOGA TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 98.1% (Continued)
	TELECOMMUNICATIONS - 7.4%
82,800	Cisco Systems, Inc.	$2,610,684
38,400	Juniper Networks, Inc.	1,155,602
		3,766,286

	TOTAL COMMON STOCK (Cost - $29,984,996)	49,904,704

	SHORT-TERM INVESTMENTS - 1.7%
844,404	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $844,404)	844,404

Principal
	COLLATERAL FOR SECURITIES LOANED - 4.5%
	REPURCHASE AGREEMENTS - 1.1%
$579,959	Daiwa Capital Markets America Repo, 0.85%, due 07/01/17 with a full maturity value of $590,314
(Collateralized by $270,928 Fannie Mae, 1.860% to 6.500% due 6/1/18 to 12/1/51, aggregate market value plus accrued interest $271,677; collateralized by $3,302 Federal Farm Credit Bank, 0.930% to 2.590% due 4/13/18 to 5/30/24, aggregate market value plus accrued interest $3,303; collateralized by $94,095 Freddie Mac, 1.776% to 6.500% due 7/1/20 to 6/1/47, aggregate market value plus accrued interest $94,378; collateralized by $221,894 Ginnie Mae, 2.500% to 6.000%, due 11/20/31 to 5/20/47, aggregate market value plus accrued interest $222,485; and collateralized by $95 U.S. Treasury Bonds and Notes, 0.000% to 2.630%, due 6/8/17 to 9/9/49, aggregate market value plus accrued interest $95)
	(Cost - $579,959)	579,959

	U.S. GOVERNMENT - 3.4%
658,817	U.S. Treasury Bills, 0.000%, 6/15/17-10/19/17	657,114
55,030	U.S. Treasury Bonds, 6.000%, 2/15/26	72,826
75,604	U.S. Treasury Bond Strip, 0.000%, 5/15/46	31,832
48,387	U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	51,959
896,001	U.S. Treasury Notes, 0.625%-2.125%, 9/30/17-11/15/26	896,294
	(Cost - $1,710,025)	1,710,025

	COLLATERAL FOR SECURITIES LOANED (Cost - $2,289,984)	2,289,984

	TOTAL INVESTMENTS - 104.3% (Cost - $33,119,384) (a)	$53,039,092

	OTHER ASSETS AND LIABILITIES - (4.3)%	(2,183,148)

	NET ASSETS - 100.0%	$50,855,944

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,216,437 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$19,981,420
Unrealized depreciation:	(158,765)
Net unrealized appreciation:	$19,822,655

SCHEDULES OF INVESTMENTS
SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCK - 98.0%
	CHEMICALS - 14.4%
680	Ashland Global Holding Inc	$45,247
980	Cabot Corp.	51,185
1,400	Dow Chemical Co.	86,744
600	Eastman Chemical Co.	48,066
750	LyondellBasell Industries NV	60,390
		291,632
	COAL - 0.6%
810	CONSOL Energy, Inc. *	11,753

	FOREST PRODUCTS & PAPER - 2.8%
1,090	International Paper Co.	57,639

	IRON/STEEL - 9.6%
2,120	ARCELORMITTAL *	46,301
760	POSCO - ADR	47,789
490	Reliance Steel & Aluminum Co.	35,746
1,360	Steel Dynamics, Inc.	46,226
2,367	Vale SA	19,812
		195,874
	MINING - 2.2%
4,900	Cameco Corp.	45,178

	OIL & GAS - 55.6%
2,180	Antero Resources Corp *	44,843
710	BP PLC - ADR	25,667
508	Canadian Natural Resources Ltd.	14,661
1,217	Chevron Corp.	125,935
660	China Petroleum & Chemical Corp. - ADR	54,179
640	CNOOC Ltd.	72,166
1,190	ConocoPhillips	53,181
1,250	Devon Energy Corp.	42,475
3,230	Diamond Offshore Drilling, Inc. *	37,307
1,405	Exxon Mobil Corp.	113,103
1,090	HollyFrontier Corp.	26,051
1,600	Murphy Oil Corp.	39,056
239	Newfield Exploration Co. *	7,763
750	PetroChina Co. Ltd. - ADR	49,725
2,517	Petroleo Brasileiro *	21,344
2,590	QEP Resources, Inc. *	25,900
2,700	Royal Dutch Shell PLC - ADR	151,767
1,960	Sasol Ltd.	58,368
1,830	TOTAL SA - ADR	95,709
1,660	Transocean Ltd. *	15,089
929	Valero Energy Corp.	57,106
		1,131,395

SCHEDULES OF INVESTMENTS
SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 98.0% (Continued)
	OIL & GAS SERVICES - 2.7%
1,530	Oceaneering International, Inc.	$37,301
260	Schlumberger Ltd.	18,093
		55,394
	PACKAGING & CONTAINERS - 4.9%
2,030	Owens-Illinois, Inc. *	45,817
980	WestRock Co.	53,332
		99,149
	PIPELINES - 5.2%
770	Enbridge, Inc.	29,653
1,280	Kinder Morgan, Inc.	24,013
1,060	ONEOK, Inc.	52,661
		106,327

	TOTAL COMMON STOCK (Cost - $1,785,249)	1,994,341

	TOTAL INVESTMENTS - 98.0% (Cost - $1,785,249) (a)	$1,994,341

	OTHER ASSETS AND LIABILITIES - 2.0%	40,801

	NET ASSETS - 100.0%	$2,035,142

*	Non-income producing securities.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depositary Receipt.

PLC - Public Liability Company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,805,437 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$294,996
Unrealized depreciation:	(106,092)
Net unrealized appreciation:	$188,904

SCHEDULES OF INVESTMENTS
SARATOGA FINANCIAL SERVICES PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCK - 98.3%
	BANKS - 55.6%
3,581	Bank of America Corp.	$80,250
230	Bank of New York Mellon Corp.	10,838
230	BB&T Corp.	9,579
160	Capital One Financial Corp.	12,307
1,390	Citigroup, Inc.	84,151
380	Citizens Financial Group, Inc.	12,958
757	Commerce Bancshares, Inc.	40,522
500	Cullen/Frost Bankers, Inc.	45,830
940	East West Bancorp, Inc.	51,446
1,900	Fifth Third Bancorp	45,106
98	Goldman Sachs Group, Inc.	20,703
860	Hancock Holding Co	39,732
1,021	JPMorgan Chase & Co.	83,875
210	M&T Bank Corp	32,859
1,300	Morgan Stanley	54,262
530	Northern Trust Corp	46,343
599	PNC Financial Services Group, Inc.	71,101
3,320	Regions Financial Corp.	45,949
420	State Street Corp.	34,213
1,000	Synovus Financial Corp.	40,880
1,608	US Bancorp	81,831
1,650	Wells Fargo & Co.	84,381
610	Zions Bancorporation	24,443
		1,053,559
	COMMERCIAL SERVICES - 0.5%
70	S&P Global, Inc.	9,997

	DIVERSIFIED FINANCIAL SERVICES - 11.9%
245	American Express Co.	18,850
390	Ameriprise Financial Inc	47,108
24	BlackRock, Inc. - Cl. A	9,822
270	Charles Schwab Corp.	10,462
220	CME Group, Inc.	25,804
833	Discover Financial Services	48,897
940	Eaton Vance Corp	43,776
230	Franklin Resources Inc	9,612
190	Intercontinental Exchange, Inc.	11,436
		225,767
	INSURANCE - 27.7%
693	Allstate Corp.	59,834
199	American International Group, Inc.	12,662
460	Aon PLC	60,219
962	Berkshire Hathaway, Inc. *	158,999
129	Chubb Ltd.	18,472
950	First American Financial Corp.	41,344
170	Lincoln National Corp.	11,047
150	Marsh & McLennan Cos., Inc.	11,634
252	MetLife, Inc.	12,749
1,410	Old Republic International Corp	27,890
750	Principal Financial Group Inc.	47,182
650	Progressive Corp.	27,580
140	Prudential Financial, Inc.	14,679
90	Reinsurance Group of America, Inc.	11,206
80	Travelers Cos., Inc.	9,988
		525,485
	SOFTWARE - 2.6%
480	MSCI, Inc. - Cl. A	48,830

	TOTAL COMMON STOCK (Cost - $1,356,202)	1,863,638

SCHEDULES OF INVESTMENTS
SARATOGA FINANCIAL SERVICES PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 1.2%
23,187	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $23,187)	$23,187

	TOTAL INVESTMENTS - 99.5% (Cost - $1,379,389) (a)	$1,886,825

	OTHER ASSETS AND LIABILITIES - 0.5%	9,544

	NET ASSETS - 100.0%	$1,896,369

*	Non-income producing securities.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,384,748 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$517,356
Unrealized depreciation:	(15,279)
Net unrealized appreciation:	$502,077

SCHEDULES OF INVESTMENTS
SARATOGA INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
May 31, 2017

Principal		Value
	U.S. GOVERNMENT & AGENCIES - 51.6%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.1%
$300,000	1.750%, 05/30/19 +	$302,641

	U.S. TREASURY INFLATION PROTECTION SECURITIES - 37.2%
115,000	0.125%, 04/15/20	120,832
100,000	0.125%, 04/15/21	103,720
300,000	0.125%, 01/15/22	326,036
500,000	0.125%, 01/15/23	529,508
500,000	0.375%, 07/15/23	534,051
300,000	0.375%, 07/15/25	310,703
500,000	0.625%, 01/15/24	537,159
230,000	1.375%, 01/15/20	271,193
		2,733,202
	U.S. TREASURY NOTES - 10.3%
100,000	1.000%, 09/30/19	99,279
250,000	1.375%, 01/31/20	249,985
400,000	2.000%, 07/31/22 +	404,062
		753,326

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $3,731,106)	3,789,169

	CORPORATE BONDS & NOTES - 47.3%
	AUTO MANUFACTURERS - 2.1%
150,000	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	154,406

	BANKS - 9.3%
153,000	Bank of America Corp., 1.700%, 08/25/17	153,102
325,000	BB&T Corp., 4.900%, 06/30/17	325,720
100,000	JPMorgan Chase & Co., 7.900%, perpetual	103,905
100,000	SunTrust Banks, Inc., 6.000%, 09/11/17	101,130
		683,857
	BIOTECHNOLOGY - 1.4%
100,000	Celgene Corp., 2.125%, 08/15/18	100,567

	COMMERCIAL SERVICES - 2.1%
50,000	CDK GLOBAL INC 3.3% 10/15/2019	51,687
100,000	Total System Services, Inc., 2.375%, 06/01/18	100,441
		152,128
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
125,000	American Express Credit Corp., 1.800%, 07/31/18	125,176
100,000	Synchrony Financial, 3.000%, 08/15/19	101,488
		226,664
	ELECTRIC - 0.7%
54,000	Arizona Public Service Co., 2.200%, 01/15/20	54,306

	ELECTRONICS - 3.5%
126,000	Agilent Technologies, Inc., 6.500%, 11/01/17	128,301
125,000	Tech Data Corp., 3.750%, 09/21/17	125,642
		253,943
	FOOD - 2.0%
150,000	Delhaize Group, 6.500%, 06/15/17	150,190

SCHEDULES OF INVESTMENTS
SARATOGA INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Principal		Value
	CORPORATE BONDS & NOTES - 47.3% (Continued)
	HEALTHCARE-SERVICES - 4.7%
$150,000	HCA, Inc., 3.750%, 03/15/19	$153,563
180,000	Humana, Inc., 7.200%, 06/15/18	189,520
		343,083
	INTERNET - 1.4%
100,000	Expedia, Inc., 7.456%, 08/15/18	106,545

	IRON/STEEL - 1.4%
100,000	Nucor Corp., 5.750%, 12/01/17	101,981

	MISCELLANEOUS MANUFACTURING - 4.5%
303,000	General Electric Co., 5.500%, 01/08/20	332,219

	MUNICIPAL - 2.1%
140,000	Cypress-Fairbanks Independent School District, 6.629%, 02/15/38	150,985

	REGIONAL - 2.8%
200,000	Province of Ontario, Canada, 2.450%, 06/29/22 +	203,427

	REITS - 2.2%
160,000	Welltower, Inc., 4.700%, 09/15/17	161,325

	RETAIL - 1.8%
125,000	McDonald’s Corp., 3.5% 07/15/2020	130,600

	SOFTWARE - 1.3%
100,000	Fidelity National Information Services, Inc., 1.450%, 06/05/17	100,000

	TELECOMMUNICATIONS - 0.9%
61,000	Verizon Communications, Inc., 4.500%, 09/15/20	65,438

	TOTAL CORPORATE BONDS & NOTES (Cost - $3,429,324)	3,471,664

Shares
	SHORT-TERM INVESTMENTS - 0.3%
25,168	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $25,168)	25,168

Principal
COLLATERAL FOR SECURITIES LOANED - 10.6%
REPURCHASE AGREEMENTS - 10.6%
$774,875	Daiwa Capital Markets America Repo, 0.85%, due 06/01/17 with a full maturity value of $788,318
(Collateralized by $361,804 Fannie Mae, 1.863% to 6.5000% due 6/1/18 to 12/1/51, aggregate market value plus accrued interest $362,803; collateralized by 4,409 Federal Farm Credit Bank, 0.930% to 2.590% due 4/13/18 to 5/30/24, aggregate market value plus accrued interest $4,411; collateralized by 8,278 Federal Home Loan Bank, 1.875% to 2.700% due 4/27/23 to 9/19/36, aggregate market value plus accrued interest $8,331; collateralized by 117,378 Freddie Mac, 1.776% to 6.500% due 7/1/20 to 6/1/47, aggregate market value plus accrued interest $117,704; collateralized by $296,322 Ginnie Mae, 2.500% to 6.000%, due 11/20/31 to 5/20/47, aggregate market value plus accrued interest $297,111; and collateralized by $127 U.S. Treasury Bonds and Notes, 0.000% to 2.625%, due 6/8/17 to 9/9/49, aggregate market value plus accrued interest $127)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $774,875)	774,875

SCHEDULES OF INVESTMENTS
SARATOGA INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Value

TOTAL INVESTMENTS - 109.8% (Cost - $7,960,473) (a)	$8,060,876

OTHER ASSETS AND LIABILITIES - (9.8)%	(720,980)

NET ASSETS - 100.0%	$7,339,896

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,960,473 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$101,162
Unrealized depreciation:	(759)
Net unrealized appreciation:	$100,403

SCHEDULE OF INVESTMENTS
SARATOGA MUNICIPAL BOND PORTFOLIO (Unaudited)
May 31, 2017

Principal		Value
	MUNICIPAL BONDS - 88.1%
	ARIZONA - 9.7%
	Electric - 4.7%
$40,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/19	$43,934

	Hospitals - 5.0%
40,000	Industrial Development Authority of the County of Yavapai, 5.00%, 8/1/26	46,921
		90,855
	CALIFORNIA - 9.6%
	Education - Public - 5.2%
40,000	San Diego Unified School District, 5.00%, 7/1/28	48,704

	General Obligation - 4.5%
40,000	California Statewide Communities Development Authority, 2.625%, 11/1/33	41,391
		90,095
	CONNECTICUT - 10.7%
	Education - Private - 4.3%
40,000	Connecticut State Health & Educational Facility Authority, 1.00%, 7/1/33	39,901

	Special Tax - 6.4%
50,000	Connecticut State Special Tax Revenue, 5.00%, 8/1/27	59,413
		99,314
	DELAWARE - 9.9%
	General Obligation - 4.8%
40,000	County of New Castle DE, 4.00%, 7/15/21	44,581

	Education - Public - 5.1%
40,000	Delaware State Economic Development Authority, 5.00%, 10/1/29	47,813
		92,394
	GEORGIA - 5.4%
	Education - Public - 5.4%
45,000	Gwinnett County School District, 5.00%, 8/1/20	50,577

	HAWAII - 2.6%
	General Obligation - 2.6%
20,000	State of Hawaii, 5.00%, 10/1/22	23,748

	MINNESOTA - 5.3%
	General Obligation - 5.3%
40,000	State of Minneosta, 5.00%, 8/1/24	49,373

	NEW JERSEY - 5.7%
	Transportation - 5.7%
45,000	New Jersey Turnpike Authority, 5.00%, 1/1/31	52,872

	NEW YORK - 7.1%
	Transportation - 7.1%
20,000	Port Authority of New York & New Jersey, 5.00%, 12/1/20	22,685
35,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/29	43,147
		65,832
	OREGON - 4.7%
	Electric - 4.7%
35,000	City of Eugene OR Electric Utility System Revenue - Prefunded, 4.00%, 8/1/20	38,116
5,000	City of Eugene OR Electric Utility System Revenue - Unrefunded, 4.00%, 8/1/20	5,447
		43,563

SCHEDULE OF INVESTMENTS
SARATOGA MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Principal		Value
	MUNICIPAL BONDS - 88.1% (Continued)
	TEXAS - 7.2%
	Education - Public - 5.3%
$40,000	Texas A&M University System of Board of Rights Revenue Refinancing, 5.00%, 5/15/24	$48,993

	Transportation - 1.9%
15,000	Texas Transportation Commission State Highway Fund, 5.00%, 10/1/22	17,802
		66,795
	WASHINGTON - 5.0%
	Education - Public - 5.0%
40,000	Washington State University, 5.00%, 10/1/40	46,159

	WISCONSIN - 5.2%
	General Obligation - 5.2%
45,000	State of Wisconsin, 5.00%, 5/1/19	48,460

	TOTAL MUNICIPAL BONDS (Cost - $811,867)	820,037

Shares
	SHORT-TERM INVESTMENTS - 0.2%
1,870	Dreyfus Tax Exempt Cash Management, Institutional Class
	(Cost - $1,870)	1,870

	TOTAL INVESTMENTS - 88.3% (Cost - $813,737) (a)	$821,907

	OTHER ASSETS AND LIABILITIES - 11.7%	109,306

	NET ASSETS - 100.0%	$931,213

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $813,737 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$10,083
Unrealized depreciation:	(1,913)
Net unrealized appreciation:	$8,170

SCHEDULES OF INVESTMENTS
US GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
May 31, 2017

Principal		Value
	REPURCHASE AGREEMENT - 99.8%
$11,064,000	Credit Agricole Repo, 0.80%, due 06/01/17 with a full maturity value of $11,064,246 (Collateralized by $11,748,500 U.S. Treasury Note, 1.625% due 02/15/2026, aggregate market value plus accrued interest $11,064,016) (Cost - $11,064,000)	$11,064,000

	TOTAL INVESTMENTS - 99.8% (Cost - $11,064,000) (a)	$11,064,000

	OTHER ASSETS AND LIABILITIES - 0.2%	24,805

	NET ASSETS - 100.0%	$11,088,805

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,064,000.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 46.4%
	ASSET ALLOCATION FUNDS - 2.7%
4,597	iShares MorningStar Multi-Asset Income Index ETF	$117,407
2,447	PowerShares DB US Dollar Index Bullish Fund *	61,371
131	SPDR Bloomberg Barclays Convertible Securities	6,436
4,730	US Equity High Volatility Put Write Index Fund	90,390
		275,604
	COMMODITY FUNDS - 5.5%
16,274	iShares S&P GSCI Commodity Indexed Trust *	232,067
4,126	PowerShares DB Agriculture Fund *	82,437
1,412	SPDR Gold Shares	170,315
1,306	United States Natural Gas Fund LP *	9,038
7,808	United States Oil Fund LP *	77,768
		571,625
	DEBT FUNDS - 27.9%
2,125	Highland/iBoxx Senior Loan ETF	39,376
208	iShares 20+ Year Treasury Bond ETF	25,875
895	iShares Barclays USD Asia High Yield Bond Index ETF	9,836
14	iShares Floating Rate Bond ETF	712
69	iShares iBoxx $ High Yield Corporate Bond ETF	6,117
2,710	iShares JP Morgan USD Emerging Markets Bond ETF	313,357
1	iShares MBS ETF	107
1,051	PowerShares Senior Loan Portfolio	24,499
6,203	SPDR Barclays Euro High Yield Bond UCITS ETF	408,891
24	SPDR Barclays Sterling Corporate Bond UCITS ETF	1,923
163	SPDR Bloomberg Barclays High Yield Bond ETF	6,095
8,089	VanEck Vectors Emerging Markets High Yield Bond ETF	200,607
52	VanEck Vectors International High Yield Bond ETF	1,305
34,004	Vanguard Total International Bond ETF	1,860,019
		2,898,719
	EQUITY FUNDS - 10.3%
8,950	AdvisorShares STAR Global Buy-Write ETF	259,013
2,466	Global X Scientific Beta US ETF	70,158
1,157	Guggenheim S&P 500 Equal Weight ETF	106,363
1,085	iPATH S&P 500 VIX Short-Term Futures ETN *	14,626
73	IQ Merger Arbitrage ETF	2,214
377	iShares Latin America 40 ETF	11,427
560	iShares Mortgage Real Estate Capped ETF	25,889
87	iShares MSCI All Country Asia ex Japan ETF	5,808
3,068	iShares MSCI EAFE ETF	202,672
2,222	iShares MSCI Emerging Markets ETF	91,546
1,012	iShares MSCI Frontier 100 ETF	29,237
52	iShares MSCI Japan ETF	2,771
445	iShares MSCI United Kingdom ETF	15,401
14	iShares MSCI United Kingdom Small-Cap ETF	557
6,993	iShares S&P/TSX Capped Materials Index ETF	67,823
4,229	iShares S&P/TSX Global Gold Index ETF	40,890
136	ProShares Short VIX Short-Term Futures ETF *	20,855

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 46.4% (Continued)
	EQUITY FUNDS - 10.3% (Continued)
861	SPDR EURO STOXX 50 ETF	$34,044
122	VanEck Vectors Africa Index ETF	2,629
567	VanEck Vectors Russia ETF	11,204
1,458	Vanguard FTSE Emerging Markets ETF	59,399
		1,074,526

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,801,224)	4,820,475

	MUTUAL FUNDS - 13.4%
	ALTERNATIVE INVESTMENTS - 6.3%
73,019	AQR Managed Futures Strategy Fund, Class I	657,175

	ASSET ALLOCATION FUNDS - 7.1%
60,765	Altegris Futures Evolution Strategy Fund, Class I	585,777
20,193	Salient Adaptive Growth Fund	149,628
		735,405

	TOTAL MUTUAL FUNDS (Cost - $1,588,459)	1,392,580

	SHORT-TERM INVESTMENTS - 27.6%
2,875,173	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $2,875,173)	2,875,173

	TOTAL INVESTMENTS - 87.4% (Cost - $9,264,856) (a)	$9,088,228

	OTHER ASSETS AND LIABILITIES - 12.6%	1,312,552

	NET ASSETS - 100.0%	$10,400,780

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,278,426, excluding swaps, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$83,174
Unrealized depreciation:	(273,372)
Net unrealized depreciation:	$(190,198)

TOTAL RETURN SWAP - (0.7)%
Unrealized Loss
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short- term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 9, 2019, and has a term of three years there from unless terminated earlier. (Notional Value $5,860,000)	$(73,237)
$(73,237)

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCK - 97.6%
	ASIA PACIFIC - 18.4%
	AUSTRALIA - 1.4%
1,008,000	Westfield Corp.	$6,363,442

	HONG KONG - 3.3%
743,980	Cheung Kong Property Holdings Ltd.	5,585,256
1,438,435	China Overseas Land & Investment Ltd.	4,319,486
1,834,006	China Resources Land Ltd	5,389,670
		15,294,412
	JAPAN - 11.6%
147,300	Aeon Mall Co. Ltd.	2,761,251
13,254	Invincible Investment Corp.	6,244,368
593,564	Mitsubishi Estate Co. Ltd.	11,102,655
692,269	Mitsui Fudosan Co. Ltd.	16,407,624
2,791	Nippon Building Fund, Inc.	14,890,718
828	Nippon Prologis REIT, Inc.	1,802,230
		53,208,845
	SINGAPORE - 2.1%
4,476,100	Global Logistic Properties Ltd.	9,383,179

	TOTAL ASIA PACIFIC (Cost - $93,836,881)	84,249,878

	EUROPE - 22.6%
	FRANCE - 1.6%
174,444	Klepierre	7,293,315

	GERMANY - 3.7%
116,257	ADO Properties SA	5,003,730
122,023	Deutsche Wohnen AG	4,790,858
339,721	TLG Immobilien AG	6,922,136
		16,716,724
	IRELAND - 1.4%
1,787,246	Green REIT PLC	2,898,071
2,262,459	Hibernia REIT PLC	3,536,348
		6,434,419
	ITALY - 1.3%
465,569	BENI STABILI S.P.A.	318,570
643,400	COIMA RES SpA *	5,527,566
		5,846,136
	NETHERLANDS - 1.0%
96,020	Wereldhave NV	4,631,566

	SPAIN - 2.9%
696,298	Inmobiliaria Colonial SA	5,667,261
603,732	Merlin Properties Socimi SA	7,664,744
		13,332,005

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 97.6% (Continued)
	EUROPE - 22.6% (Continued)
	UNITED KINGDOM - 10.7%
6,224,200	Empiric Student Property PLC	$9,099,790
673,062	Great Portland Estates PLC	5,513,106
813,924	Kennedy Wilson Europe Real Estate PLC	10,843,592
3,675,500	McCarthy & Stone PLC	8,872,942
903,800	Segro PLC	5,868,808
3,306,019	Tritax Big Box REIT PLC	6,295,163
326,519	UNITE Group PLC	2,655,575
		49,148,976

	TOTAL EUROPE (Cost - $109,435,441)	103,403,141

	NORTH AMERICA - 56.6%
	CANADA - 2.8%
223,200	Boardwalk Real Estate Investment Trust	7,923,625
126,969	Brookfield Asset Management, Inc.	4,808,316
		12,731,941
	UNITED STATES - 53.8%
247,575	Acadia Realty Trust	6,721,661
63,000	ARMOUR Residential REIT, Inc.	1,637,370
328,127	Ashford Hospitality Prime, Inc.	3,156,582
324,015	Brixmor Property Group, Inc.	5,845,231
51,696	Camden Property Trust	4,306,794
484,054	CatchMark Timber Trust, Inc.	5,479,491
190,350	Chatham Lodging Trust	3,778,448
141,100	Chesapeake Lodging Trust	3,252,355
1,001,021	ClubCorp Holdings, Inc.	13,313,579
1,616,803	Colony NorthStar, Inc.	22,845,426
508,983	CoreCivic, Inc.	14,633,261
73,060	Education Realty Trust, Inc.	2,798,929
671,900	Ellington Financial LLC	11,146,821
136,831	Ellington Residential Mortgage REIT	1,968,998
43,381	Equity Residential	2,823,669
156,100	Extra Space Storage, Inc.	12,093,067
277,632	First Potomac Realty Trust	3,037,294
209,769	GEO Group, Inc.	6,280,484
129,173	Gaming and Leisure Properties, Inc.	4,741,941
29,082	Healthcare Trust of America, Inc.	892,527
249,449	Invitation Homes, Inc.	5,368,142
316,044	Jernigan Capital, Inc.	7,047,781
227,451	Kennedy-Wilson Holdings, Inc.	4,458,040
336,900	La Quinta Holdings, Inc. *	4,669,434

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 97.6% (Continued)
	NORTH AMERICA - 56.6% (Continued)
	UNITED STATES - 53.8% (Continued)
91,012	Mid-America Apartment Communities, Inc.	$9,277,763
158,110	Nationstar Mortgage Holdings, Inc. *	2,580,355
494,838	New Senior Investment Group, Inc.	4,720,755
1,602,432	New York REIT, Inc.	13,764,891
521,752	NorthStar Realty Europe Corp.	6,365,374
363,032	Park Hotels & Resorts, Inc.	9,344,444
134,335	PennyMac Mortgage Investment Trust	2,353,549
166,251	Rayonier, Inc.	4,669,991
143,523	Regency Centers Corp.	8,734,810
371,580	Select Income REIT	8,865,899
407,759	STORE Capital Corp.	8,310,128
95,392	Sun Communities, Inc.	8,217,067
195,800	VEREIT, Inc.	1,619,266
52,150	Welltower, Inc.	3,782,961
98,400	Western Asset Mortgage Capital Corp.	1,003,680
		245,908,258

	TOTAL NORTH AMERICA (Cost - $318,137,999)	258,640,199

	TOTAL COMMON STOCK (Cost - $521,410,321)	446,293,218

	TOTAL INVESTMENTS - 97.6% (Cost - $521,410,321) (a)	$446,293,218

	OTHER ASSETS AND LIABILITIES - 2.4%	10,639,758

	NET ASSETS - 100.0%	$456,932,976

*	Non-income producing securities.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $519,375,217 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,416,168
Unrealized depreciation:	(79,498,167)
Net unrealized depreciation:	$(73,081,999)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCK - 101.9%
	ADVERTISING - 0.0%
245	YEXT, Inc. *	$3,611

	AGRICULTURE - 1.6%
3,300	Reynolds American, Inc.	221,925

	APPAREL - 0.4%
40	Canada Goose Holdings, Inc. *	722
2,430	Skechers U.S.A., Inc. - Cl. A *	62,013
		62,735
	AUTO MANUFACTURERS - 0.4%
2,835	Blue Bird Corp. *	51,739

	AUTO PARTS & EQUIPMENT - 1.3%
3,000	Mobileye NV *	185,700

	BANKS - 1.5%
3,600	PrivateBancorp, Inc.	214,524

	BIOTECHNOLOGY - 0.6%
6,568	NeoGenomics, Inc. *	49,654
6,217	Pacific Biosciences of California, Inc. *	20,516
4,436	Pfenex, Inc. *	18,055
		88,225
	CHEMICALS - 0.8%
600	Monstanto Co.	70,452
400	Syngenta AG - ADR	36,400
		106,852
	COMMERCIAL SERVICES - 3.0%
412	CoStar Group, Inc. *	107,767
3,294	HMS Holdings Corp. *	60,017
2,255	KAR Auction Services, Inc.	98,250
2,300	Paylocity Holding Corp. *	107,755
384	ServiceMaster Global Holdings, Inc. *	14,515
277	WEX, Inc. *	28,298
		416,602
	COMPUTERS - 1.9%
4,900	Brocade Communications Systems, Inc.	61,887
713	Dell Technologies, Inc., Class V *	49,475
900	NeuStar, Inc. *	29,835
1,141	Nutanix, Inc. *	21,280
2,361	Qualys, Inc. *	99,162
		261,639
	COSMETICS/PERSONAL CARE - 0.1%
610	elf Beauty, Inc. *	14,927

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
5,162	Ellington Financial LLC	85,638
1,405	Financial Engines, Inc.	53,249
553	Hamilton Lane, Inc. *	11,187
1,044	Nationstar Mortgage Holdings, Inc. *	17,038
1,082	WageWorks, Inc. *	76,552
		243,664
	ENTERTAINMENT - 0.4%
1,329	IMAX Corp. *	33,291
925	Lions Gate Entertainment Corp. *	23,393
		56,684

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 101.9% (Continued)
	FOOD - 0.2%
800	AdvancePierre Foods Holdings, Inc.	$32,216

	HEALTHCARE-PRODUCTS - 3.0%
2,000	Alere, Inc. *	97,020
645	Bio-Techne Corp	72,292
400	CR Bard, Inc.	122,972
4,109	GenMark Diagnostics, Inc. *	53,170
49	iRhythm Technologies, Inc. *	1,699
1,883	K2M Group Holdings, Inc. *	42,838
1,200	Syneron Medical Ltd *	13,080
3,017	T2 Biosystems, Inc. *	9,986
		413,057
	HEALTHCARE-SERVICES - 1.6%
3,400	AAC Holdings, Inc. *	21,352
2,791	Acadia Healthcare Co., Inc. *	115,380
233	Almost Family, Inc. *	13,374
1,383	Envision Healthcare Corp. *	75,526
		225,632
	INSURANCE - 0.2%
1,200	OneBeacon Insurance Group Ltd.	22,020
1	Trisura Group Ltd. *	13
		22,033
	INTERNET - 1.8%
5,639	Attunity Ltd. *	39,135
2,665	FireEye, Inc. *	39,948
194	GoDaddy, Inc. *	7,981
554	Imperva, Inc. *	27,368
44	Okta, Inc. *	1,148
3,949	RingCentral, Inc. *	134,661
		250,241
	LEISURE TIME - 0.7%
7,666	ClubCorp Holdings, Inc.	101,958

	LODGING - 0.9%
8,546	La Quinta Holdings, Inc. *	118,448

	MACHINERY-DIVERSIFIED - 0.1%
1,095	ASV Holdings, Inc.. *	8,672

	MEDIA - 2.8%
3,000	Time Warner, Inc.	298,470
2,400	Tribune Media Co.	91,680
		390,150
	MINING - 3.2%
22,260	Emerge Energy Services LP *	241,298
15,930	Hi-Crush Partners LP *	207,887
		449,185

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 101.9% (Continued)
	OIL & GAS - 6.7%
7,270	Antero Midstream Partners LP	$251,833
779	Carrizo Oil & Gas, Inc. *	17,091
8,060	Dominion Midstream Partners LP	230,919
197	Noble Energy, Inc.	5,652
1,173	Parsley Energy, Inc. *	34,779
2,825	Rice Energy, Inc. *	56,500
16,424	Sanchez Midstream Partner LP	227,472
1,527	SandRidge Energy, Inc. *	30,219
4,000	VTTI Energy Partners LP	78,000
		932,465
	OIL & GAS SERVICES - 0.0%
241	Keane Group, Inc. *	3,707

	PHARMACEUTICALS - 5.8%
500	Akorn, Inc. *	16,635
12,931	BioDelivery Sciences International, Inc. *	28,448
1,956	Catalent, Inc. *	69,497
8,535	Keryx Biopharmaceuticals, Inc. *	54,539
5,732	Lipocine, Inc. *	21,036
3,000	Mead Johnson Nutrition Co.	268,260
799	Premier, Inc. *	27,581
1,219	Radius Health, Inc. *	42,202
3,100	VCA, Inc. *	285,603
		813,801
	PIPELINES - 16.6%
4,730	Cheniere Energy Inc *	230,446
13,360	Enable Midstream Partners LP	206,145
11,700	Energy Transfer Equity LP	199,368
8,175	Energy Transfer Partners LP	177,888
6,924	MPLX LP	228,838
4,810	Noble Midstream Partners LP	221,212
6,800	ONEOK Partners LP	332,588
600	Penntex Midstream Partners LP	11,958
4,840	Phillips 66 Partners LP	239,677
7,150	Shell Midstream Partners LP	213,285
5,520	Targa Resources Corp.	253,534
		2,314,939
	PRIVATE EQUITY - 0.7%
8,100	Fortress Investment Group LLC	64,476
1,747	Kennedy-Wilson Holdings, Inc.	34,241
		98,717
	REAL ESTATE - 5.4%
891	ADO Properties SA	38,349
963	Brookfield Asset Management, Inc.	36,469
5,727	Cheung Kong Property Holdings Ltd.	42,994
11,130	China Overseas Land & Investment Ltd.	33,422
14,105	China Resources Land Ltd.	41,451
933	Deutsche Wohnen AG	36,631
36,900	Global Logistic Properties Ltd.	77,353
5,337	Inmobiliaria Colonial SA	43,439
6,269	Kennedy Wilson Europe Real Estate PLC	83,519
29,344	McCarthy & Stone PLC	70,839
4,557	Mitsubishi Estate Co. Ltd.	85,239
4,852	Mitsui Fudosan Co. Ltd.	114,998
2,619	TLG Immobilien AG	53,365
		758,068

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 101.9% (Continued)
	REITS - 17.2%
1,900	Acadia Realty Trust	$51,585
2,429	Ashford Hospitality Prime, Inc.	23,367
3,352	BENI STABILI S.P.A.	2,294
1,713	Boardwalk Real Estate Investment Trust	60,812
2,510	Brixmor Property Group, Inc.	45,280
399	Camden Property Trust	33,241
3,724	CatchMark Timber Trust, Inc.	42,156
1,631	Chatham Lodging Trust	32,375
1,200	Chesapeake Lodging Trust	27,660
5,300	COIMA RES SpA	45,533
12,443	Colony NorthStar, Inc.	175,820
3,094	CoreCivic, Inc.	88,953
457	CyrusOne, Inc.	25,711
560	Education Realty Trust, Inc.	21,454
53,106	Empiric Student Property PLC	77,641
334	Equity Residential	21,740
1,171	Extra Space Storage, Inc.	90,717
2,150	First Potomac Realty Trust	23,521
1,001	Gaming and Leisure Properties, Inc.	36,747
716	GEO Group, Inc.	21,437
4,825	Global Medical REIT, Inc.	44,824
5,710	Great Portland Estates PLC	46,767
13,861	Green REIT PLC	22,476
220	Healthcare Trust of America, Inc.	6,752
17,413	Hibernia REIT PLC	27,217
115	Invincible Investment Corp.	54,180
1,914	Invitation Homes, Inc.	41,189
1,955	Jernigan Capital, Inc.	43,597
1,339	Klepierre	55,982
4,652	Merlin Properties Socimi SA	59,060
700	Mid-America Apartment Communities, Inc.	71,358
4,531	New Senior Investment Group, Inc.	43,226
12,311	New York REIT, Inc.	105,751
24	Nippon Building Fund, Inc.	128,046
6	Nippon Prologis REIT, Inc.	13,060
4,007	NorthStar Realty Europe Corp.	48,885
2,798	Park Hotels & Resorts, Inc.	72,021
742	PennyMac Mortgage Investment Trust	13,000
1,406	Rayonier, Inc.	39,495
1,127	Regency Centers Corp.	68,589
6,933	Segro PLC	45,019
2,855	Select Income REIT	68,120
3,137	STORE Capital Corp.	63,932
734	Sun Communities, Inc.	63,227
25,396	Tritax Big Box REIT PLC	48,358
2,768	UNITE Group PLC	22,512
1,600	VEREIT, Inc.	13,232
301	Welltower, Inc.	21,835
733	Wereldhave NV	35,357
1,020	Western Asset Mortgage Capital Corp.	10,404
8,219	Westfield Corp.	51,886
		2,397,401

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 101.9% (Continued)
	RETAIL - 4.7%
4,638	Boot Barn Holdings, Inc. *	$36,130
1,200	Cabela’s, Inc. *	63,396
2,366	Copart, Inc. *	73,795
2,300	CST Brands, Inc.	111,159
690	Five Below, Inc. *	35,397
1,492	Fogo De Chao, Inc. *	20,440
1,610	J. Jill, Inc. *	20,527
1,300	Kate Spade & Co. *	23,946
700	Panera Bread Co. *	220,143
4,300	Rite Aid Corp. *	14,663
1,059	Wingstop, Inc.	30,192
		649,788
	SAVINGS AND LOANS - 0.8%
4,527	Banc of California, Inc.	91,898
700	EverBank Financial Corp.	13,615
		105,513
	SEMICONDUCTORS - 2.9%
0	Broadcom Ltd.	36
3,700	NXP Semiconductors NV *	406,630
		406,666
	SOFTWARE - 7.9%
915	2U, Inc. *	39,116
310	Alteryx, Inc. *	5,847
192	Asure Software, Inc. *	2,976
1,547	Black Knight Financial Services, Inc. *	61,648
1,206	Blackline, Inc. *	40,715
1,985	Callidus Software, Inc. *	47,442
1,466	Cotiviti Holdings, Inc. *	55,899
1,188	Coupa Software, Inc. *	40,653
2,500	DH Corp.	47,050
2,633	Envestnet, Inc. *	94,393
959	Evolent Health, Inc. *	22,009
7,238	Five9, Inc. *	162,638
1,461	Guidewire Software, Inc. *	97,040
1,694	Instructure, Inc. *	45,230
393	MuleSoft, Inc. *	10,226
359	NantHealth, Inc. *	1,109
3,134	SS&C Technologies Holdings, Inc.	117,776
641	Talend SA - ADR *	21,006
319	Ultimate Software Group, Inc. *	70,416
1,888	Veeva Systems, Inc. *	119,963
		1,103,152

	TELECOMMUNICATIONS - 3.6%
5,278	GTT Communications, Inc. *	170,215
2,300	Level 3 Communications, Inc. *	136,896
14,829	ShoreTel, Inc. *	86,008
200	Straight Path Communications, Inc. * #	35,780
3,300	West Corp.	76,461
		505,360
	TRANSPORTATION - 1.4%
8,650	Golar LNG Ltd.	201,242

	TOTAL COMMON STOCK (Cost - $14,948,993)	14,231,238

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 5.0%
	ASSET ALLOCATION FUNDS - 0.5%
916	ProShares UltraShort Yen *	$65,686

	DEBT FUNDS - 1.6%
5,640	iShares US Preferred Stock ETF	220,186

	EQUITY FUNDS - 2.9%
2,329	First Trust STOXX European Select Dividend Index	31,558
3,736	Global X SuperDividend ETF	79,502
5,857	WisdomTree Japan Hedged Equity Fund	298,648
		409,708

	TOTAL EXCHANGE TRADED FUNDS (Cost - $758,613)	695,580

	MUTUAL FUNDS - 5.3%
	DEBT FUNDS - 5.3%
40,703	James Alpha Hedged High Income Portfolio, Class I +	384,641
34,251	Semper MBS Total Return Fund, Institutional Class	364,433
	TOTAL MUTUAL FUNDS (Cost - $725,479)	749,074

Contracts ++		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 0.0%
39	Rite Aid Corp.	06/16/2017 - $3.00	546
	TOTAL PUT OPTIONS PURCHASED (Cost - $431)		546

Shares
	SHORT-TERM INVESTMENTS - 6.0%
836,478	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $836,478)	836,478

	TOTAL INVESTMENTS - 118.2% (Cost - $17,269,994) (a)	$16,512,916

	OTHER ASSETS AND LIABILITIES - (18.2)%	(2,542,716)

	NET ASSETS - 100.0%	$13,970,200

Shares		Value
	SECURITIES SOLD SHORT - (20.8)% *
	COMMON STOCK - (14.0)%
	AGRICULTURE - (0.9)%
1,738	British American Tobacco PLC - ADR	$125,344

	AUTO MANUFACTURERS - (0.7)%
4,794	Wabash National Corp.	95,832

	BANKS - (0.9)%
1,504	Canadian Imperial Bank of Commerce	117,417

	BIOTECHNOLOGY - (0.3)%
1,527	Cellectis SA - ADR	36,358
2,323	Sinovac Biotech Ltd.	12,382
		48,740
	COMPUTERS - (0.4)%
2,000	Stratasys Ltd.	53,800

	DIVERSIFIED FINANCIAL SERVICES - (0.2)%
133	Credit Acceptance Corp.	28,598

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	SECURITIES SOLD SHORT - (20.8)% (Continued) *
	COMMON STOCK - (14.0)% (Continued)
	ELECTRIC - (1.2)%
1,648	El Paso Electric Co.	$88,992
1,548	Unitil Corp.	73,654
		162,646
	GAS - (1.8)%
987	Atmos Energy Corp.	82,226
1,213	Chesapeake Utilities Corp.	90,065
1,192	ONE Gas, Inc.	84,215
		256,506
	HEALTHCARE-PRODUCTS - (1.7)%
204	Becton Dickinson and Co.	38,603
4,038	Globus Medical, Inc.	124,168
1,026	ResMed, Inc.	72,949
		235,720
	HEALTHCARE-SERVICES - (0.4)%
1,437	Civitas Solutions, Inc.	22,633
1,986	Select Medical Holdings Corp.	26,612
		49,245
	MEDIA - 0.1%
552	Sinclair Broadcast Group Inc	17,885

	PHARMACEUTICALS - (0.0)%
3,733	Bio-Path Holdings, Inc.	1,307

	PIPELINES - (2.4)%
6,698	ONEOK, Inc.	332,757

	RETAIL - (1.5)%
1,326	CarMax, Inc.	83,313
2,388	Lumber Liquidators Holdings, Inc.	69,204
1,545	PetMed Express, Inc.	54,214
		206,731
	SOFTWARE - (0.3)%
474	VMware, Inc. - Cl. A	46,049

	TELECOMMUNICATIONS - (1.2)%
2,608	AT&T, Inc.	100,486
2,940	CenturyLink, Inc.	73,353
		173,839

	TOTAL COMMON STOCK (Proceeds - $1,716,495)	1,952,416

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Shares		Value
	SECURITIES SOLD SHORT - (20.8)% (Continued) *
	EXCHANGED TRADED FUNDS - (6.8)%
	EQUITY FUNDS - (6.8)%
4,846	iShares Russell 2000 Growth ETF	$791,497
1,200	iShares Russell 2000 ETF	163,584
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $858,130)	955,081

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,574,625) (a)	$2,907,497

Contracts ++		Expiration Date - Exercise Price
	CALL OPTIONS WRITTEN - 0.0%
1	Straight Path Communications, Inc.	06/16/2017 - $150.00
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,203) (a)		$3,030

*	Non-income producing securities

+	Investment in affiliate

++	One contract is equivalent to 100 shares of the underlying common stock.

#	All or a portion of this security is collateral for options written.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depositary Receipt

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $14,542,130 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$859,998
Unrealized depreciation:	(1,799,739)
Net unrealized depreciation:	$(939,741)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 97.3%
	EQUITY FUND - 97.3%
22,600	SPDR S&P500 ETF Trust +	$5,456,544
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,116,066)	5,456,544

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 1.3% *
450	SPDR S&P500 ETF Trust	07/21/2017 - $235.00	73,800
	TOTAL PURCHASED OPTIONS (Cost - $110,664)		73,800

Shares
	SHORT-TERM INVESTMENTS - 4.5%
253,610	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $253,610)	253,610

	TOTAL INVESTMENTS - 103.1% (Cost - $5,854,340) (b)	$5,783,954

	OTHER ASSETS AND LIABILITIES - (3.1)%	(175,842)

	NET ASSETS - 100.0%	$5,608,112

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.3)% *
	PUT OPTIONS WRITTEN - (0.5)%
450	SPDR S&P500 ETF Trust	07/21/2017 - $224.00	$28,800
	(Premiums Received - $43,813)

	CALL OPTIONS WRITTEN - (0.8)%
25	SPDR S&P500 ETF Trust	06/02/2017 - $242.00	950
45	SPDR S&P500 ETF Trust	06/02/2017 - $241.50	3,015
50	SPDR S&P500 ETF Trust	06/14/2017 - $239.00	16,750
50	SPDR S&P500 ETF Trust	06/14/2017 - $240.00	12,800
50	SPDR S&P500 ETF Trust	06/16/2017 - $241.00	10,150
	(Premiums Received - $25,650)		43,665

	TOTAL WRITTEN OPTIONS (Premiums Received - $69,463) (b)		$72,465

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Each contract is equivalent to 100 shares of the underlying security.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put and call options written, excluding swaps, is $5,465,177 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$340,478
Unrealized depreciation:	(94,166)
Net unrealized appreciation:	$246,312

	OPEN RETURN SWAPS - 0.4%
Notional				Expiration	Pay/Receive	Fixed	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate	Gain
1,666,560	SPY SPDR SP 500 ETF Trust	7,000	Goldman Sachs	11/7/2017	Receive	0.995	$21,647
							$21,647

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
May 31, 2017

Shares		Value
	EXCHANGE TRADED FUND - 90.7%
	EQUITY FUND - 90.7%
207,000	iShares MSCI Emerging Markets ETF +	$8,528,400
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,447,744)	8,528,400

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 3.4% *
500	iShares MSCI Emerging Markets ETF	06/16/2017 - $39.00	4,000
500	iShares MSCI Emerging Markets ETF	07/21/2017 - $40.00	27,500
1,500	iShares MSCI Emerging Markets ETF	07/21/2017 - $40.50	106,500
2,000	iShares MSCI Emerging Markets ETF	07/21/2017 - $41.00	182,000
	TOTAL PURCHASED OPTIONS (Cost - $348,474)		320,000

Shares
	SHORT-TERM INVESTMENTS - 7.0%
660,688	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $660,688)	660,688

	TOTAL INVESTMENTS - 101.1% (Cost - $8,456,906) (b)	$9,509,088

	OTHER ASSETS AND LIABILITIES - (1.1)%	(104,760)

	NET ASSETS - 100.0%	$9,404,328

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.9)%
	PUT OPTIONS WRITTEN - (1.3)% *
500	iShares MSCI Emerging Markets ETF	06/16/2017 - $37.00	$1,500
500	iShares MSCI Emerging Markets ETF	07/21/2017 - $38.00	11,000
1,500	iShares MSCI Emerging Markets ETF	07/21/2017 - $38.50	42,000
2,000	iShares MSCI Emerging Markets ETF	07/21/2017 - $39.00	70,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $137,688)		124,500

	CALL OPTIONS WRITTEN - (0.6)% *
500	iShares MSCI Emerging Markets ETF	06/02/2017 - $41.00	13,500
1,027	iShares MSCI Emerging Markets ETF	06/16/2017 - $41.50	35,945
600	iShares MSCI Emerging Markets ETF	06/23/2017 - $42.50	7,200
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $94,317)		56,645

	TOTAL OPTIONS WRITTEN (Premiums Received - $232,005) (b)		$181,145

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Each contract is equivalent to 100 shares of the underlying security.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put and call options written, excluding swaps, is $8,279,232 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,080,656
Unrealized depreciation:	(31,945)
Net unrealized appreciation:	$1,048,711

	OPEN RETURN SWAPS - 0.9%
Notional				Expiration	Pay/Receive	Fixed	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate	Gain
2,243,360	EEM iShares MSCI Emerging Market	56,000	Goldman Sachs	11/7/2017	Receive	0.995	$61,138
520,780	EEM iShares MSCI Emerging Market	13,000	Goldman Sachs	12/15/2017	Receive	0.995	14,214
400,600	EEM iShares MSCI Emerging Market	10,000	Goldman Sachs	1/9/2018	Receive	0.995	10,934
							$86,286

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)
May 31, 2017

Principal		Coupon Rate (%)		Maturity Date	Value
	ASSET-BACKED SECURITIES - 12.1%
	AUTOMOBILE ASSET-BACKED SECURITIES - 1.5%
$120,000	Drive Auto Receivables Trust 2015-A #	4.1200		7/15/2022	$122,077
150,000	Drive Auto Receivables Trust 2016-B #	4.5300		8/15/2023	154,075
					276,152
	COMMERCIAL ASSET-BACKED SECURITIES - 2.1%
136,500	JPMBB Commercial Mortgage Securities Trust 2014-C25 #	3.9476	*	11/15/2047	110,045
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C31	4.1178	*	8/15/2048	75,817
100,000	Wells Fargo Commercial Mortgage Trust 2015-C27 #	3.7680		2/15/2048	75,573
100,000	Wells Fargo Commercial Mortgage Trust 2015-C28	4.1347	*	5/15/2048	78,038
53,000	Wells Fargo Commercial Mortgage Trust 2015-SG1	4.4701	*	9/15/2048	41,278
					380,751
	OTHER ASSET-BACKED SECURITIES - 2.2%
125,000	Colony American Homes 2014-1 #	3.8008	*	5/17/2031	125,362
100,000	Invitation Homes 2014-SFR2 Trust #	4.9939	*	9/17/2031	100,427
32,899	Invitation Homes 2014-SFR3 Trust #	4.0008	*	12/17/2031	32,965
115,000	Invitation Homes 2014-SFR2 Trust #	4.7040	*	6/17/2032	115,908
42,460	SWAY Residential 2014-1 Trust #	5.3008	*	1/17/2032	42,601
					417,263
	WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
110,000	Angel Oak Mortgage Trust LLC 2015-1 #	6.4335		1/25/2047	111,818
195,520	Alternative Loan Trust 2006-6CB	5.7500		5/25/2036	146,696
100,000	Fannie Mae Connecticut Avenue Securities	3.9236	*	7/25/2024	105,087
15,000	Fannie Mae Connecticut Avenue Securities	6.7236	*	4/25/2028	17,187
50,000	Fannie Mae Connecticut Avenue Securities	6.5736	*	4/25/2028	56,573
135,000	Fannie Mae Connecticut Avenue Securities	5.2736	*	1/25/2029	149,010
99,985	Fannie Mae Connecticut Avenue Securities	11.2736	*	1/25/2029	120,968
140,000	Fannie Mae Connecticut Avenue Securities	5.8736	*	10/25/2029	143,024
130,000	Fannie Mae Connecticut Avenue Securities	6.0947	*	11/25/2029	130,786
129,874	Freddie Mac Structured Agency Credit Risk Debt Notes	9.8236	*	3/25/2028	146,807
59,864	Luminent Mortgage Trust 2006-2	1.2236	*	2/25/2046	46,480
					1,174,436

	TOTAL ASSET-BACKED SECURITIES (Cost - $2,182,426)				2,248,602

	BANK LOANS - 5.8%
	BUILDING MATERIALS - 0.4%
45,000	Arclin US Holding Corp.	5.4296	*	2/14/2024	45,562
30,000	Arclin US Holding Corp.	9.9296	*	2/14/2025	30,375
					75,937
	COAL - 0.6%
105,000	Peabody Energy	5.7100	*	3/31/2022	105,525

	ENTERTAINMENT - 0.5%
99,750	Mohegan Tribal Gaming Authority	5.2100	*	10/13/2023	100,810

	FOOD - 0.9%
124,688	Chobani	5.4084	*	10/7/2023	126,246
45,000	JBS USA LUX SA	3.7100	*	10/30/2022	44,404
					170,650
	GAS - 0.1%
25,000	Chesapeake Energy Corp.	8.6887	*	8/23/2021	26,938

	OIL - 0.3%
65,000	MEG Energy Corp.	4.7100	*	12/31/2023	64,951

	MISCELLANEOUS MANUFACTURING - 0.8%
140,000	NN, Inc.	4.9600	*	3/27/2021	140,132

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Principal		Coupon Rate (%)		Maturity Date	Value
	BANK LOANS - 5.8% (Continued)
	REIT - 0.3%
$46,499	Communications Sales & Leasing, Inc.	4.2100	*	10/24/2022	$46,802

	SOFTWARE - 0.5%
94,762	Dell International LLC	3.7100	*	9/7/2023	95,263

	TELLECOMMUNICATIONS - 1.4%
70,000	CenturyLink Inc.	3.9600	*	1/31/2025	69,950
105,000	SFR Group SA	3.9600	*	6/22/2025	104,770
79,800	Windstream Servces LLC	4.4600	*	2/8/2024	79,501
					254,221

	TOTAL BANK LOANS (Cost - $1,071,017)				1,081,229

	TERM LOANS - 1.9%
	ENERGY - 0.2%
31,170	CE STAR Holdings LLC (a)	12.0000		11/28/2021	30,347

	RETAIL - 1.7%
50,181	Nebraska Book Holdings, Inc. Tranche A +(a)	8.0000		9/18/2020	50,181
279,666	Nebraska Book Holdings, Inc. Tranche B +(a)	8.0000		9/19/2020	274,072
					324,253

	TOTAL TERM LOANS (Cost - $361,017)				354,600

	CORPORATE BONDS - 45.7%
	AEROSPACE/DEFENSE - 0.5%
86,000	Kratos Defense & Security Solutions, Inc.	7.0000		5/15/2019	88,365

	AIRLINES - 0.8%
38,000	Intrepid Aviation Group Holdings LLC #	6.8750		2/15/2019	36,765
120,000	Intrepid Aviation Group Holdings LLC #	8.2500		7/15/2017	120,456
					157,221
	APPAREL - 2.9%
390,000	Boardriders SA	8.8750		12/15/2017	436,362
100,000	Takko Luxembourg 2 SCA	9.8750		4/15/2019	101,542
					537,904
	AUTO PARTS & EQUIPMENT - 0.5%
90,000	American Axle & Manufacturing, Inc. #	6.5000		4/1/2027	89,100
8,000	International Automotive Components Group SA #	9.1250		6/1/2018	7,880
					96,980
	BANKS - 1.3%
35,000	Goldman Sachs Group, Inc.	5.1500		5/22/2045	38,226
70,000	Goldman Sachs Group, Inc.	5.3750	*	12/29/2049	72,538
50,000	JPMorgan Chase & Co.	5.0000	*	12/29/2049	50,937
45,000	Morgan Stanley	5.5500	*	12/29/2049	47,137
30,000	US Bancorp	5.3000	*	12/29/2049	31,518
					240,356
	BEVERAGES - 1.1%
205,000	Carolina Beverage Group LLC #	10.6250		8/1/2018	205,000

	BUILDING MATERIALS - 0.2%
40,000	USG Corp. #	4.8750		6/1/2027	40,500

	CHEMICALS - 0.4%
40,000	NOVA Chemicals Corp. #	4.8750		6/1/2024	40,150
45,000	NOVA Chemicals Corp. #	5.2500		6/1/2027	45,113
					85,263

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 45.7% (Continued)
	COAL - 0.4%
$25,000	CONSOL Energy, Inc.	5.8750		4/15/2022	$24,781
43,000	SunCoke Energy, Inc.	7.6250		8/1/2019	42,624
					67,405
	COMMERCIAL SERVICES - 1.2%
13,000	ACE Cash Express, Inc. #	11.0000		2/1/2019	13,033
104,000	Flexi-Van Leasing, Inc. #	7.8750		8/15/2018	102,960
100,000	Manutencoop Facility Management SpA	8.5000		8/1/2020	113,496
					229,489
	COMPUTERS - 1.2%
85,000	Diamond 1 Finance Corp. #	5.4500		6/15/2023	92,438
45,000	Diamond 1 Finance Corp. #	6.0200		6/15/2026	49,758
20,000	Seagate HDD Cayman #	4.8750		3/1/2024	20,086
60,000	Seagate HDD Cayman	5.7500		12/1/2034	57,480
					219,762
	DISTRIBUTION/WHOLESALE - 1.3%
200,000	Matalan Finance PLC	6.8750		6/1/2019	235,855

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
10,000	Aircastle Ltd.	4.1250		5/1/2024	10,200
35,000	Aircastle Ltd.	5.5000		2/15/2022	38,150
45,000	Charles Schwab Corp.	4.6250	*	3/1/2022	45,498
253,000	Creditcorp #	12.0000		7/15/2018	218,845
					312,693
	ELECTRIC - 1.3%
40,000	NRG Energy, Inc.	6.6250		1/15/2027	39,500
150,000	Stoneway Capital Corp. #	10.0000		3/1/2027	159,333
60,000	Talen Energy Supply LLC #	9.5000		7/15/2022	52,950
					251,783
	ENGINEERING & CONSTRUCTION - 1.0%
25,000	Michael Baker International LLC #	8.2500		10/15/2018	25,187
16,000	Michael Baker International LLC	8.2500		10/15/2018	16,120
87,000	NANA Development Corp. #	9.5000		3/15/2019	87,870
60,000	Tutor Perini Corp. #	6.8750		5/1/2025	62,925
					192,102
	ENTERTAINMENT - 1.6%
50,000	Mohegan Tribal Gaming Authority #	7.8750		10/15/2024	51,813
142,000	NYX Gaming Group Ltd.	11.0000		12/31/2019	90,465
400,000	Tunica-Biloxi Gaming Authority #(a)	9.0000		11/15/2015	150,000
					292,278
	ENVIRONMENTAL CONTROL - 0.1%
10,000	GFL Environmental, Inc. #	5.6250		5/1/2022	10,125

	FOOD - 1.1%
40,000	Fresh Market, Inc. #	9.7500		5/1/2023	33,850
35,000	Clearwater Seafoods, Inc. #	6.8750		5/1/2025	36,663
75,000	JBS USA LUX SA #	5.7500		6/15/2025	73,172
55,000	Youngs PIK SCA	8.2500		8/1/2019	56,683
					200,368
	HEALTHCARE-SERVICES - 1.3%
116,000	Covenant Surgical Partners, Inc. #	8.7500		8/1/2019	113,100
65,000	IASIS Healthcare LLC	8.3750		5/15/2019	65,853
65,000	Quorum Health Corp.	11.6250		4/15/2023	57,850
					236,803
	HOME BUILDERS - 0.6%
110,000	Toll Brothers Finance Corp.	4.8750		11/15/2025	114,675

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 45.7% (Continued)
	HOME FURNISHINGS - 0.4%
$61,000	Homann Holzwerkstoffe GmbH	7.0000		12/14/2017	$70,292

	INSURANCE - 0.1%
25,000	CNO Financial Group, Inc.	5.2500		5/30/2025	26,344

	IRON/STEEL - 0.4%
70,000	AK Steel Corp.	7.0000		3/15/2027	70,700
165,000	Optima Specialty Steel, Inc. (a)(b)	12.0000		12/15/2016	162,525
					233,225
	LEISURE TIME - 0.0%
4,000	Gibson Brands, Inc. #	8.8750		8/1/2018	3,610

	LODGING - 1.7%
40,000	Caesars Entertainment Operating Co., Inc.	8.0000		10/1/2020	41,525
240,000	Quapaw Downstream Development Authority #	10.5000		7/1/2019	235,200
35,000	Wyndham Worldwide Corp.	4.5000		4/1/2027	36,191
					312,916
	MEDIA - 1.1%
35,000	Salem Media Group, Inc. #	6.7500		6/1/2024	35,875
140,000	Spanish Broadcasting System, Inc. #	12.5000		4/15/2017	145,600
20,000	Viacom, Inc.	5.8750	*	2/28/2057	20,672
					202,147
	METAL FABRICATE/HARDWARE - 0.0%
120,000	Constellation Enterprises LLC #(a)(b)	10.6250		2/1/2018	—

	MINING - 2.2%
45,000	Aleris International, Inc. #	9.5000		4/1/2021	47,250
20,000	FMG Resources #	5.1250		5/15/2024	20,250
349,000	Real Alloy Holdings, Inc. #	10.0000		1/15/2019	342,893
					410,393
	MISCELLANEOUS MANUFACTURING - 0.5%
106,000	Techniplas LLC #	10.0000		5/1/2020	94,208

	OIL & GAS - 3.4%
50,000	Calumet Specialty Products Partners LP	7.7500		4/15/2023	45,000
39,000	Delphi Energy Corp. #	10.0000		7/15/2021	29,239
161,000	EV Energy Partners LP	8.0000		4/15/2019	100,625
105,000	Murphy Oil Corp.	6.8750		8/15/2024	110,250
75,000	Newfield Exploration Co.	5.3750		1/1/2026	78,750
35,000	Noble Holding International Ltd.	7.7500		1/15/2024	31,052
40,000	PBF Holding Co. LLC #	7.2500		6/15/2025	39,575
50,000	Petrobras Global Finance BV	8.3750		5/23/2021	56,312
30,000	Petroleos Mexicanos	6.7500		9/21/2047	30,930
61,000	Shelf Drilling Holdings Ltd. #	9.5000		11/20/2020	61,152
45,000	Tapstone Energy LLC #	9.7500		6/1/2022	44,691
					627,576
	OIL & GAS SERVICES - 2.2%
45,000	Exterran Energy Solutions LP #	8.1250		5/1/2025	46,800
300,000	ION Geophysical Corp.	8.1250		5/15/2018	294,000
398,000	Polarcus Ltd.	0.0000		12/30/2022	67,411
					408,211
	PHARMACEUTICALS - 0.2%
45,000	Mylan NV	3.9500		6/15/2026	45,242

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 45.7% (Continued)
	PIPELINES - 1.4%
$25,000	EnLink Midstream Partners LP	4.8500		7/15/2026	$26,376
50,000	Kinder Morgan Energy Partners LP	5.4000		9/1/2044	51,543
85,000	MPLX LP	4.8750		6/1/2025	91,233
90,000	Targa Resources Partners LP #	5.1250		2/1/2025	93,487
					262,639
	PRIVATE EQUITY - 0.4%
75,000	KKR Group Finance Co. III LLC #	5.1250		6/1/2044	79,515

	REITS - 0.3%
25,000	Select Income REIT	4.2500		5/15/2024	25,020
30,000	Uniti Group, Inc. #	7.1250		12/15/2024	30,300
					55,320
	RETAIL - 1.4%
200,000	House of Fraser Funding PLC	6.0399	*	9/15/2020	242,273
50,000	Neiman Marcus Group LTD LLC #	8.0000		10/15/2021	26,125
					268,398
	SOFTWARE - 1.0%
189,000	Interface Security Systems Holdings, Inc.	9.2500		1/15/2028	186,118

	TELECOMMUNICATIONS - 5.8%
150,000	Avaya, Inc. #	7.0000		4/1/2019	123,375
400,000	Broadview Networks Holdings, Inc.	10.5000		11/15/2017	401,450
70,000	Frontier Communications Corp.	11.0000		9/15/2025	65,800
193,000	HC2 Holdings, Inc. #	11.0000		12/1/2019	199,272
232,974	Interactive Network, Inc.	14.0000		12/20/2018	209,784
24,874	Windstream Services LLC	5.2018	*	3/30/2021	25,073
60,000	Windstream Services LLC	7.7500		10/1/2021	58,350
					1,083,104
	TRANSPORTATION - 1.0%
200,000	Grupo Kaltex SA de CV #	8.8750		4/11/2022	182,000

	TRANSPORTATION - 1.7%
176,000	Global Ship Lease, Inc. #	10.0000		4/1/2019	175,560
15,000	Global Ship Lease, Inc.	10.0000		4/1/2019	14,962
115,000	OPE KAG Finance Sub, Inc. #	7.8750		7/31/2023	120,462
					310,984

	TOTAL CORPORATE BONDS (Cost - $9,095,725)				8,677,169

	CONVERTIBLE BONDS - 3.0%
	ELECTRIC - 0.3%
53,000	EnerNOC, Inc.	2.2500		8/15/2019	47,468

	ENERGY-ALTERNATIVE SOURCES - 0.4%
80,000	Clean Energy Fuels Corp. #	5.2500		10/1/2018	79,200

	FOREST PRODUCTS & PAPER - 0.3%
79,000	Fortress Paper Ltd.	7.0000		12/31/2019	55,564

	INTERNET - 1.3%
263,000	ModusLink Global Solutions, Inc.	5.2500		3/1/2019	247,549

	OIL & GAS - 0.1%
27,000	Zargon Oil & Gas Ltd.	6.0000		12/31/2019	18,020

	TELECOMMUNICATIONS - 0.2%
28,000	Gogo, Inc.	3.7500		3/1/2020	25,760

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Principal		Coupon Rate (%)	Maturity Date	Value
	CONVERTIBLE BONDS - 3.0% (Continued)
	TOYS/GAMES/HOBBIES - 0.4%
$91,000	JAKKS Pacific, Inc. #	4.8750	6/1/2020	$80,080

	TOTAL CONVERTIBLE BONDS (Cost - $507,889)			553,641

Shares
	COMMON STOCK - 0.2%
	ENERGY - 0.2%
161	CE Star (a)	36,640
	TOTAL COMMON STOCK (Cost - $0)	36,640

	MUTUAL FUNDS - 14.6%
	DEBT FUND - 14.6%
214,821	American Beacon Sound Point Floating Rate Income, Class Y	2,225,541
47,081	Semper MBS Total Return Fund, Institutional Class	500,942
	TOTAL MUTUAL FUNDS (Cost - $2,709,998)	2,726,483

	EXCHANGED TRADED FUNDS - 1.1%
	EQUITY FUND - 1.1%
9,000	ProShares UltraShort Russell2000	203,220
	TOTAL EXCHANGED TRADED FUNDS (Cost - $300,380)	203,220

	PREFERRED STOCK - 0.1%
	TRUCKING & LEASING - 0.1%
25,000	Park Aerospace Holdings Ltd., 5.250% #	26,328

	TOTAL PREFERRED STOCK (Cost - $25,000)	26,328

	SHORT-TERM INVESTMENTS - 14.1%
2,616,884	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $2,616,884)	2,616,884

Principal
	U.S. GOVERNMENT - 0.3%
	U.S. TREASURY BILLS - 0.3%
$50,000	United States Treasury Bill	0.3750	8/24/2017	49,925
	TOTAL U.S. GOVERNMENT (Cost - $49,925)			49,925

	TOTAL INVESTMENTS - 99.7% (Cost - $18,920,261) (c)			$18,574,721

	OTHER ASSETS AND LIABILITIES - 0.3%			50,037

	NET ASSETS - 100.0%			$18,624,758

*	Floating or variable rate security; rate show represents the rate on May 31, 2017.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At May 31, 2017, these securities amounted to 5,291,970 or 28.4% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

LLC - Limited Liability Company.

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security is illiquid; total illiquid securities represent 3.6% of net assets. 667,125

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,962,117 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$406,760
Unrealized depreciation:	(794,156)
Net unrealized depreciation:	$(387,396)

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2017

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURE CONTRACTS - (0.0)%
6	US 5-Year Note (CBT), Maturing September 2017	$1,219
1	USD IRS 10-Year Prime, Maturing June 2017	2,531
	NET UNREALIZED LOSS FROM OPEN LONG CONTRACTS	$3,750

	OPEN SHORT FUTURE CONTRACTS - (0.5)%
(5)	Euro-Bond Future, Maturing June 2017	$(63,524)
(1)	US 10-Year Note (CBT), Maturing September 2017	(430)
(2)	US Long Bond (CBT), Maturing September 2017	(2,469)
(19)	USD IRS 5-Year Prime, Maturing June 2017	(35,031)
	NET UNREALIZED GAIN FROM OPEN SHORT CONTRACTS	$(101,454)

	OPEN CREDIT DEFAULT SWAPS - (0.1)%

		Upfront
		Premiums
Notional		Paid		Expiration	Pay/Receive	Fixed	Unrealized
Amount	Reference Entity	(Received)	Counterparty	Date	Fixed Rate	Rate	Loss
$500,000	CDX HY CDSI S27 5Y (a)	$(26,710)	JP Morgan	6/20/2021	Receive	5.00	$(16,401)
750,000	CDX IG CDSI S27 5Y (b)	(8,781)	JP Morgan	6/20/2021	Receive	1.00	(5,577)
							$(21,978)
(a)	Markit CDX North America High Yield Index, with an implied credit rating of B1.

(b)	Markit CDX North America Investment Grade Index with an implied credit rating of Baa1.

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
May 31, 2017 (Unaudited)

The following is a summary of significant accounting policies followed by each Fund in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). Each Fund follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2017, for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$17,170,601	$—	$—	$17,170,601
Short-Term Investments	1,290,233	—	—	1,290,233
Collateral for Securities Loaned	—	703,640	—	703,640
Total	$18,460,834	$703,640	$—	$19,164,474

Large Capitalization Growth

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$37,318,697	$—	$—	$37,318,697
Short-Term Investments	174,788	—	—	174,788
Collateral for Securities Loaned	—	929,571	—	929,571
Total	$37,493,485	$929,571	$—	$38,423,056

Mid Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$13,454,118	$—	$—	$13,454,118
Exchange Traded Fund	306,582	$—	$—	306,582
Short-Term Investments	279,349	—	—	279,349
Collateral for Securities Loaned	—	1,138,946	—	1,138,946
Total	$13,733,467	$1,138,946	$—	$15,178,995

Small Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,291,177	$—	$—	$7,291,177
Short-Term Investments	8,461	—	—	8,461
Collateral for Securities Loaned	—	1,133,479	—	1,133,479
Total	$7,299,638	$1,133,479	$—	$8,433,117

International Equity

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Manufactures	$—	$91,746	$—	$91,746
Auto Parts & Equipment	—	180,936	—	180,936
Banks	180,923	678,298	—	859,221
Beverages	87,415	—	—	87,415
Building Materials	—	192,868	—	192,868
Chemicals	—	205,154	—	205,154
Commercial Services	—	44,998	—	44,998
Diversified Financial Services	—	97,885	—	97,885
Electrical Components & Equipment	—	165,668	—	165,668
Electronics	—	117,384	—	117,384
Engineering & Construction	—	73,428	—	73,428
Food		206,425	—	206,425
Holding Companies-Diversified	—	90,255	—	90,255
Home Building		105,316		105,316
Household Products/Wares	78,707	—	—	78,707
Insurance	—	108,175	—	108,175
Lodging	—	172,181	—	172,181
Media	—	54,674	—	54,674
Metal Fabricated/Hardware	79,992	108,094	—	188,086
Mining	35,507	142,646	—	178,153
Multi-National	51,300	—	—	51,300
Oil & Gas	91,688	366,309	—	457,997
Oil & Gas Services	54,795	—	—	54,795
Pharmaceuticals	—	362,680	—	362,680
Real Estate	—	52,849	—	52,849
REITS	—	50,843	—	50,843
Retail	—	100,066	—	100,066
Software	25,630	92,072	—	117,702
Telecommunications	48,966	228,734	—	277,700
Transportation	—	56,004	—	56,004
Short-Term Investments	25,215	—	—	25,215
Total	$760,138	$4,145,688	$—	$4,905,826

Health & Biotechnology

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$20,013,520	$—	$—	$20,013,520
Short-Term Investments	95,413	—	—	95,413
Collateral for Securities Loaned	—	1,475,892	—	1,475,892
Total	$20,108,933	$1,475,892	$—	$21,584,825

Technology & Communications

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$49,904,704	$—	$—	$49,904,704
Short-Term Investments	844,404	—	—	844,404
Collateral for Securities Loaned	—	2,289,984	—	2,289,984
Total	$50,749,108	$2,289,984	$—	$53,039,092

Energy & Basic Materials

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,994,341	$—	$—	$1,994,341
Total	$1,994,341	$—	$—	$1,994,341

Financial Services

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,863,638	$—	$—	$1,863,638
Short-Term Investments	23,187	—	—	23,187
Total	$1,886,825	$—	$—	$1,886,825

Investment Quality Bond

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$—	$3,789,169	$—	$3,789,169
Corporate Bonds & Notes	—	3,471,664	—	3,471,664
Short-Term Investments	25,168	—	—	25,168
Collateral for Securities Loaned	—	774,875	—	774,875
Total	$25,168	$8,035,708	$—	$8,060,876

Municipal Bond

Assets *	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$820,037	$—	$820,037
Short-Term Investments	1,870	—	—	1,870
Total	$1,870	$820,037	$—	$821,907

U.S. Government Money Market

Assets *	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$11,064,000	$—	$11,064,000
Total	$—	$11,064,000	$—	$11,064,000

James Alpha Macro

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,820,475	$—	$—	$4,820,475
Mutual Funds	1,392,580	—	—	1,392,580
Short-Term Investments	2,875,173	—	—	2,875,173
Total	$9,088,228	$—	$—	$9,088,228
Derivatives *
Forward Contracts	$(14,476)	$—	$—	$(14,476)
Swaps	(73,237)	—	—	(73,237)

James Alpha Global Real Estate Investments

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$446,293,218	$—	$—	$446,293,218
Total	$446,293,218	$—	$—	$446,293,218

James Alpha Multi Strategy Alternative Income

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$14,231,238	$—	$—	$14,231,238
Exchange Traded Funds	695,580	—	—	695,580
Mutual Funds	749,074	—	—	749,074
Put Options Purchased	546	—	—	546
Short-Term Investments	836,478	—	—	836,478
Total	$16,512,916	$—	$—	$16,512,916
Liabilities *
Common Stocks	$(1,952,416)	$—	$—	$(1,952,416)
Exchange Traded Funds	(955,081)	—	—	(955,081)
Put Options Written	(3,030)	—	—	(3,030)
Total	$(2,910,527)	$—	$—	$(2,910,527)

James Alpha Managed Risk Domestic Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$5,456,544	$—	$—	$5,456,544
Put Options Purchased	73,800	—	—	73,800
Short-Term Investments	253,610	—	—	253,610
Total Return Swap	—	21,647	—	21,647
Total	$5,783,954	$21,647	$—	$5,805,601
Liabilities
Put Options Written	$(28,800)	$—	$—	$(28,800)
Call Options Written	(43,665)	—	—	(43,665)
Total	$(72,465)	$—	$—	$(72,465)

James Alpha Managed Risk Emerging Markets Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$8,528,400	$—	$—	$8,528,400
Put Options Purchased	320,000	—	—	320,000
Short-Term Investments	660,688	—	—	660,688
Total Return Swap	86,286	—	—	86,286
Total	$9,595,374	$—	$—	$9,595,374
Liabilities
Put Options Written	$(124,500)	$—	$—	$(124,500)
Call Options Written	(56,645)	—	—	(56,645)
Total	$(181,145)	$—	$—	$(181,145)

James Alpha Hedged High Income Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$2,248,602	$—	$2,248,602
Bank Loans	—	1,081,229	—	1,081,229
Term Loans	—	354,600	—	354,600
Corporate Bonds	—	8,677,169	—	8,677,169
Convertible Bonds	—	553,641	—	553,641
Common Stock	—	36,640	—	36,640
Mutual Funds	2,726,483	—	—	2,726,483
Exchange Traded Funds	203,220	—	—	203,220
Preferred Stock	26,328	—	—	26,328
Short Term Investments	2,616,884	—	—	2,616,884
US Government	—	49,925	—	49,925
Total	$5,572,915	$13,001,806	$—	$18,574,721
Derivatives
Long Futures Contracts	$3,750	$—	$—	$3,750
Short Futures Contracts	(101,454)	—	—	(101,454)
Credit Default Swaps	—	(21,978)	—	(21,978)
Forward Contracts	—	(22,297)		(22,297)
Total	$(97,704)	$(44,275)	$—	$(141,979)

*	Refer to the Consolidated Portfolio of Investments for industry classification.

The Portfolios did not hold any Level 3 securities at the end of the period.

There were no transfers between Level 1 and Level 2 at the end of the period.

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Macro Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Macro Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Macro Portfolio’s investments in the SPC is as follows:

			% of Fund Total
	Inception Date of	SPC Net Assets at	Assets at May 31,
	SPC	May 31, 2017	2017
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$388,593	3.74%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of May 31, 2017, categorized by risk exposure:

Fund	Derivatives	Risk Type	Unrealized
International Equity	Forward Contracts	Foreign Exchange	(23)
James Alpha Macro	Forward Contracts	Foreign Exchange	(14,476)
	Swap Contracts	Equity	(73,237)
James Alpha Global Real Estate	Forward Contracts	Foreign Exchange	(2,584)
James Alpha Multi Strategy Alternative Income	Purchased Options	Equity	115
	Written Options	Equity	(1,827)
	Forward Contracts	Foreign Exchange	(22)
James Alpha Managed Risk Domestic Equity	Purchased Options	Equity	(36,864)
	Written Options	Equity	(3,002)
	Swap Contracts	Equity	21,647
James Alpha Managed Risk Emerging Markets Equity	Purchased Options	Equity	(28,474)
	Written Options	Equity	50,860
	Swap Contracts	Equity	86,286
James Alpha Hedged High Income	Swap Contracts	Interest Rate	(21,978)
	Forward Contracts	Foreign Exchange	(22,297)
	Futures Contracts	Interest Rate	(97,704)

The amounts of derivative instruments disclosed, on the (Consolidated) Portfolio of Investments at May 31, 2017, is a reflection of the volume of derivative activity for each Fund.

At May 31, 2017, the following Portfolios had open forward currency contracts:

Saratoga International Equity Portfolio

	Foreign Currency						Unrealized
Settlement	Units to			In Exchange		US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	For		Value	(Depreciation)
To Sell:
6/2/2017	13,479	HKD	BNY Mellon	1,730	USD	1,730	—
6/1/2017	2,390	CHF	BNY Mellon	2,447	USD	2,470	(23)
Total Unrealized:							$(23)

James Alpha Macro

	Foreign Currency						Unrealized
Settlement	Units to			In Exchange		US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	For		Value	(Depreciation)
To Buy:
6/21/2017	238,485	JPY	BNY Mellon	$2,113	USD	$2,159	$46

To Sell:
6/21/2017	111,404	AUD	BNY Mellon	$82,719	USD	$82,906	(187)
6/21/2017	15,488	CAD	BNY Mellon	11,385	USD	11,471	(86)
6/21/2017	24,690	CHF	BNY Mellon	25,043	USD	25,555	(512)
6/21/2017	860,184	EUR	BNY Mellon	954,582	USD	968,412	(13,830)
6/21/2017	44,255	GBP	BNY Mellon	57,224	USD	57,171	53
6/21/2017	101,270	MXN	BNY Mellon	5,436	USD	5,396	40
Total Unrealized:							$(14,476)

James Alpha Global Real Estate Investments

	Foreign Currency						Unrealized
Settlement	Units to			In Exchange		US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	For		Value	(Depreciation)
To Sell:
6/2/2017	792,787	HKD	BNY Mellon	$101,730	USD	$101,738	$(8)
6/2/2017	65,982	GBP	BNY Mellon	84,743	USD	85,179	(436)
6/2/2017	96,290	GBP	BNY Mellon	123,669	USD	124,305	(636)
6/2/2017	32,677	GBP	BNY Mellon	41,969	USD	42,185	(216)
6/2/2017	49,794	GBP	BNY Mellon	63,952	USD	64,281	(329)
6/2/2017	145,132	GBP	BNY Mellon	186,399	USD	187,358	(959)
Total Unrealized:							$(2,584)

James Alpha Multi Strategy Alternative Income Port

	Foreign Currency						Unrealized
Settlement	Units to			In Exchange		US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	For		Value	(Depreciation)
To Sell:
6/2/2017	6,126	HKD	BNY Mellon	$786	USD	$786	$—
6/2/2017	741	GBP	BNY Mellon	952	USD	957	(5)
6/2/2017	425	GBP	BNY Mellon	546	USD	549	(3)
6/2/2017	560	GBP	BNY Mellon	719	USD	723	(4)
6/2/2017	279	GBP	BNY Mellon	358	USD	360	(2)
6/2/2017	1,232	GBP	BNY Mellon	1,582	USD	1,590	(8)
Total Unrealized:							$(22)

James Alpha Hedged High Income

	Foreign Currency						Unrealized
Settlement	Units to			In Exchange		US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	For		Value	(Depreciation)
To Sell:
6/5/2017	20,000	CAD	BNY Mellon	$14,583	USD	$14,809	$(226)
6/5/2017	210,000	EUR	BNY Mellon	229,425	USD	236,211	(6,786)
6/9/2017	100,000	GBP	BNY Mellon	129,421	USD	129,134	287
6/15/2017	175,000	CAD	BNY Mellon	127,737	USD	129,601	(1,864)
6/15/2017	450,000	EUR	BNY Mellon	492,030	USD	506,449	(14,419)
6/15/2017	100,000	GBP	BNY Mellon	128,940	USD	129,160	(220)
6/23/2017	15,000	CAD	BNY Mellon	11,136	USD	11,111	25
6/23/2017	30,000	EUR	BNY Mellon	33,702	USD	33,778	(76)
6/23/2017	165,000	GBP	BNY Mellon	214,154	USD	213,172	982
Total Unrealized:							$(22,297)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 07/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 07/28/2017

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date 07/28/2017